ANNUAL REPORT
NASSAU LIFE VARIABLE
ACCUMULATION ACCOUNT
December 31, 2020

NASSAU LIFE VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2020
	AB VPS Balanced Wealth Strategy Portfolio – Class B		Alger Capital Appreciation Portfolio – Class I-2 Shares		AMT Sustainable Equity Portfolio - Class S		Calvert VP S&P MidCap 400 Index Portfolio – Class I Shares
Assets:
Investments at fair value	$ 817,284		$ 1,410,290		$ 1,240,184		$ 1,063,063
Total assets	$ 817,284		$ 1,410,290		$ 1,240,184		$ 1,063,063
Total net assets	$ 817,284		$ 1,410,290		$ 1,240,184		$ 1,063,063
Net assets:
Accumulation units	$ 792,425		$ 1,398,405		$ 1,236,903		$ 1,063,063
Contracts in payout (annuitization) period	$ 24,859		$ 11,885		$ 3,281		$ -
Total net assets	$ 817,284		$ 1,410,290		$ 1,240,184		$ 1,063,063
Units outstanding	468,688		319,318		968,279		359,180
Investment shares held	78,060		14,110		40,292		8,817
Investments at cost	$ 840,007		$ 580,347		$ 1,057,411		$ 731,822
	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding
Big Edge	$ 1.84	1,857	$ 4.07	207	$ -	-	$ 3.04	63,268
Group Strategic Edge®	$ -	-	$ 4.05	727	$ 1.28	1,068	$ -	-
Phoenix Dimensions® Option 1	$ 1.78	7,619	$ -	-	$ 1.28	59,780	$ -	-
Phoenix Dimensions® Option 2	$ -	-	$ -	-	$ 1.28	138,309	$ -	-
Phoenix Income Choice®	$ -	-	$ -	-	$ 1.28	780	$ -	-
Phoenix Investor’s Edge® Option 1	$ 1.69	212,914	$ -	-	$ 1.27	13,828	$ -	-
Phoenix Investor’s Edge® Option 2	$ -	-	$ -	-	$ 1.27	39,069	$ -	-
Phoenix Spectrum Edge® Option 1	$ -	-	$ 6.94	2,559	$ 1.29	703	$ -	-
Phoenix Spectrum Edge® Option 2	$ 1.78	56,781	$ -	-	$ 1.28	63,117	$ 2.94	5,765
Phoenix Spectrum Edge® + Option 1	$ -	-	$ -	-	$ 1.28	238,913	$ -	-
Phoenix Spectrum Edge® + Option 2	$ -	-	$ -	-	$ 1.28	322,600	$ -	-
The Big Edge Choice®—NY	$ -	-	$ 4.01	40,005	$ -	-	$ 2.90	4,866
The Big Edge Plus®	$ 1.78	189,517	$ 4.05	203,306	$ 1.28	84,321	$ 2.94	270,503
The Phoenix Edge®—VA NY Option 1	$ -	-	$ 5.50	51,885	$ 1.29	5,791	$ 3.08	1,299
The Phoenix Edge®—VA NY Option 2	$ -	-	$ 5.76	20,629	$ -	-	$ 2.94	13,479
The accompanying notes are an integral part of these financial statements.

NASSAU LIFE VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2020
(Continued)
	DWS Equity 500 Index VIP – Class A		DWS Small Cap Index VIP – Class A		Federated Hermes Fund for U.S. Government Securities II		Federated Hermes Government Money Fund II - Service Shares
Assets:
Investments at fair value	$ 5,691,218		$ 237,459		$ 2,901,561		$ 8,012,377
Total assets	$ 5,691,218		$ 237,459		$ 2,901,561		$ 8,012,377
Total net assets	$ 5,691,218		$ 237,459		$ 2,901,561		$ 8,012,377
Net assets:
Accumulation units	$ 5,670,558		$ 237,459		$ 2,842,265		$ 7,775,218
Contracts in payout (annuitization) period	$ 20,660		$ -		$ 59,296		$ 237,159
Total net assets	$ 5,691,218		$ 237,459		$ 2,901,561		$ 8,012,377
Units outstanding	1,503,233		82,405		1,811,608		8,933,479
Investment shares held	227,922		13,655		259,997		8,012,375
Investments at cost	$ 3,149,075		$ 163,975		$ 2,966,192		$ 8,012,604
	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding
Big Edge	$ 4.01	109,176	$ -	-	$ 1.89	48,228	$ 0.93	140,970
Group Strategic Edge®	$ 3.82	8,787	$ -	-	$ 1.78	371	$ 0.90	77,044
Phoenix Dimensions® Option 1	$ 3.42	16,805	$ -	-	$ -	-	$ 0.90	108,653
Phoenix Dimensions® Option 2	$ 3.29	753	$ -	-	$ -	-	$ 0.88	3,979
Phoenix Income Choice®	$ -	-	$ -	-	$ -	-	$ 0.90	112
Phoenix Investor’s Edge® Option 1	$ 3.40	34,174	$ -	-	$ 1.42	15,970	$ 0.86	27,396
Phoenix Investor’s Edge® Option 2	$ 3.31	73,833	$ -	-	$ 1.38	330,762	$ 0.85	68,891
Phoenix Spectrum Edge® Option 1	$ 3.75	64,204	$ 2.91	1,201	$ 1.57	265,252	$ 0.92	45,097
Phoenix Spectrum Edge® Option 2	$ 3.64	85,565	$ -	-	$ 1.52	455,511	$ 0.90	317,076
Phoenix Spectrum Edge® Option 3	$ -	-	$ -	-	$ 1.48	8,044	$ -	-
Phoenix Spectrum Edge® + Option 1	$ -	-	$ -	-	$ -	-	$ 0.91	48,405
Phoenix Spectrum Edge® + Option 2	$ -	-	$ -	-	$ -	-	$ 0.89	121,732
Retirement Planner's Edge	$ 3.71	2,894	$ -	-	$ 1.55	29,767	$ 0.89	87,884
Templeton Investment Plus	$ -	-	$ -	-	$ -	-	$ 0.89	2,917,756
The Big Edge Choice®—NY	$ 3.73	45,537	$ 2.81	2,892	$ 1.76	82,204	$ 0.89	164,274
The Big Edge Plus®	$ 3.82	1,013,814	$ 2.85	60,632	$ 1.78	551,396	$ 0.90	4,776,250
The Phoenix Edge®—VA NY Option 1	$ 4.09	43,049	$ 2.99	17,680	$ 1.71	11,891	$ 0.94	25,498
The Phoenix Edge®—VA NY Option 2	$ 3.82	4,642	$ -	-	$ 1.60	12,212	$ 0.90	2,462
The accompanying notes are an integral part of these financial statements.

NASSAU LIFE VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2020
(Continued)
	Federated Hermes High Income Bond Fund II – Primary Shares		Fidelity ® VIP Contrafund® Portfolio – Service Class		Fidelity ® VIP Growth Opportunities Portfolio – Service Class		Fidelity ® VIP Growth Portfolio – Service Class
Assets:
Investments at fair value	$ 1,235,794		$ 12,582,550		$ 5,167,513		$ 2,101,839
Total assets	$ 1,235,794		$ 12,582,550		$ 5,167,513		$ 2,101,839
Total net assets	$ 1,235,794		$ 12,582,550		$ 5,167,513		$ 2,101,839
Net assets:
Accumulation units	$ 1,177,580		$ 12,526,788		$ 5,126,976		$ 2,095,010
Contracts in payout (annuitization) period	$ 58,214		$ 55,762		$ 40,537		$ 6,829
Total net assets	$ 1,235,794		$ 12,582,550		$ 5,167,513		$ 2,101,839
Units outstanding	436,015		2,964,525		946,263		640,361
Investment shares held	192,792		262,739		66,790		20,522
Investments at cost	$ 1,500,063		$ 5,736,387		$ 1,366,773		$ 731,978
	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding
Big Edge	$ 3.01	25,535	$ 4.42	149,855	$ 5.30	6,060	$ 3.17	852
Freedom Edge®	$ -	-	$ 4.85	2,787	$ -	-	$ -	-
Group Strategic Edge®	$ 2.76	3,336	$ 4.15	27,881	$ 4.90	33,495	$ 3.03	2,202
Phoenix Dimensions® Option 1	$ -	-	$ -	-	$ 6.72	22,422	$ -	-
Phoenix Dimensions® Option 2	$ -	-	$ 3.78	1,417	$ 6.46	34,723	$ -	-
Phoenix Income Choice®	$ -	-	$ -	-	$ 6.57	587	$ -	-
Phoenix Investor’s Edge® Option 1	$ 2.79	2,912	$ 4.84	30,108	$ 6.66	4,591	$ 4.18	1,664
Phoenix Investor’s Edge® Option 2	$ 2.71	4,588	$ 4.71	57,758	$ 6.47	49,550	$ 4.06	6,298
Phoenix Spectrum Edge® Option 1	$ 3.13	14,845	$ 5.32	55,838	$ 7.31	34,871	$ 4.66	34,564
Phoenix Spectrum Edge® Option 2	$ 3.04	22,642	$ 5.17	30,347	$ 7.11	70,209	$ 4.53	37,945
Phoenix Spectrum Edge® Option 3	$ -	-	$ -	-	$ -	-	$ 4.40	2,169
Phoenix Spectrum Edge® + Option 1	$ -	-	$ -	-	$ 5.43	72,774	$ -	-
Phoenix Spectrum Edge® + Option 2	$ -	-	$ -	-	$ 5.32	116,735	$ -	-
Retirement Planner's Edge	$ -	-	$ 4.87	7,179	$ -	-	$ 3.93	21,850
The Big Edge Choice®—NY	$ 2.69	12,131	$ 4.08	158,811	$ 5.04	16,760	$ 2.96	47,022
The Big Edge Plus®	$ 2.76	320,748	$ 4.15	2,359,292	$ 4.90	470,984	$ 3.03	467,288
The Phoenix Edge®—VA NY Option 1	$ 3.23	28,691	$ 5.20	70,723	$ 6.26	12,041	$ 4.19	14,195
The Phoenix Edge®—VA NY Option 2	$ 2.98	587	$ 4.86	12,529	$ 6.38	461	$ 3.47	4,312
The accompanying notes are an integral part of these financial statements.

NASSAU LIFE VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2020
(Continued)
	Fidelity ® VIP Investment Grade Bond Portfolio – Service Class		Franklin Flex Cap Growth VIP Fund – Class 2		Franklin Income VIP Fund – Class 2		Franklin Mutual Shares VIP Fund – Class 2
Assets:
Investments at fair value	$ 1,869,650		$ 76,980		$ 1,976,754		$ 3,779,609
Total assets	$ 1,869,650		$ 76,980		$ 1,976,754		$ 3,779,609
Total net assets	$ 1,869,650		$ 76,980		$ 1,976,754		$ 3,779,609
Net assets:
Accumulation units	$ 1,851,477		$ 76,980		$ 1,976,754		$ 3,770,546
Contracts in payout (annuitization) period	$ 18,173		$ -		$ -		$ 9,063
Total net assets	$ 1,869,650		$ 76,980		$ 1,976,754		$ 3,779,609
Units outstanding	1,173,381		20,817		1,143,185		1,593,721
Investment shares held	134,314		7,049		131,433		227,825
Investments at cost	$ 1,668,154		$ 85,109		$ 2,260,132		$ 3,545,862
	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding
Big Edge	$ 1.66	44,416	$ -	-	$ 1.80	4,372	$ 2.45	66,364
Freedom Edge®	$ -	-	$ -	-	$ 1.76	36,767	$ 2.25	25,089
Group Strategic Edge®	$ -	-	$ -	-	$ -	-	$ 2.95	9,327
Phoenix Dimensions® Option 1	$ 1.60	81,567	$ -	-	$ 1.86	121,575	$ 1.89	117,482
Phoenix Dimensions® Option 2	$ 1.54	50,739	$ -	-	$ 1.79	137,766	$ 1.82	131,838
Phoenix Income Choice®	$ 1.60	305	$ -	-	$ -	-	$ -	-
Phoenix Investor’s Edge® Option 1	$ 1.51	21,764	$ -	-	$ 1.75	105,647	$ 2.15	97,506
Phoenix Investor’s Edge® Option 2	$ 1.48	79,273	$ -	-	$ 1.71	129,591	$ 2.09	162,670
Phoenix Spectrum Edge® Option 1	$ 1.63	2,344	$ -	-	$ 1.90	16,915	$ 2.36	33,849
Phoenix Spectrum Edge® Option 2	$ 1.60	58,736	$ -	-	$ 1.86	6,773	$ -	-
Phoenix Spectrum Edge® + Option 1	$ 1.59	93,100	$ -	-	$ 1.57	58,009	$ 1.40	63,551
Phoenix Spectrum Edge® + Option 2	$ 1.56	175,305	$ -	-	$ 1.54	122,192	$ 1.37	133,865
Retirement Planner's Edge	$ -	-	$ -	-	$ -	-	$ 2.32	9,131
The Big Edge Choice®—NY	$ 1.57	25,914	$ -	-	$ 1.70	10,770	$ 2.82	21,320
The Big Edge Plus®	$ 1.60	379,202	$ 3.70	20,817	$ 1.73	382,338	$ 2.95	644,517
The Phoenix Edge®—VA NY Option 1	$ 1.68	160,716	$ -	-	$ 1.96	10,470	$ 2.44	47,006
The Phoenix Edge®—VA NY Option 2	$ -	-	$ -	-	$ -	-	$ 2.29	30,206
The accompanying notes are an integral part of these financial statements.

NASSAU LIFE VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2020
(Continued)
	Guggenheim VT Long Short Equity Fund		Invesco Oppenheimer V.I. Capital Appreciation Fund		Invesco Oppenheimer V.I. Global Fund		Invesco Oppenheimer V.I. Main Street Small Cap Fund®
Assets:
Investments at fair value	$ 42,237		$ 149,386		$ 513,923		$ 1,056,613
Total assets	$ 42,237		$ 149,386		$ 513,923		$ 1,056,613
Total net assets	$ 42,237		$ 149,386		$ 513,923		$ 1,056,613
Net assets:
Accumulation units	$ 42,237		$ 149,386		$ 513,923		$ 1,054,218
Contracts in payout (annuitization) period	$ -		$ -		$ -		$ 2,395
Total net assets	$ 42,237		$ 149,386		$ 513,923		$ 1,056,613
Units outstanding	23,605		47,750		193,327		415,800
Investment shares held	2,933		2,176		10,006		39,265
Investments at cost	$ 26,617		$ 129,677		$ 343,189		$ 729,739
	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding
Big Edge	$ 1.87	586	$ -	-	$ -	-	$ 2.84	821
Freedom Edge®	$ -	-	$ -	-	$ 2.53	7,989	$ -	-
Group Strategic Edge®	$ -	-	$ -	-	$ -	-	$ 2.74	365
Phoenix Dimensions® Option 1	$ -	-	$ -	-	$ -	-	$ 2.64	30,475
Phoenix Dimensions® Option 2	$ -	-	$ -	-	$ 2.57	833	$ 2.55	40,063
Phoenix Income Choice®	$ -	-	$ -	-	$ -	-	$ 2.64	211
Phoenix Investor’s Edge® Option 1	$ -	-	$ -	-	$ -	-	$ 2.49	6,150
Phoenix Investor’s Edge® Option 2	$ -	-	$ -	-	$ -	-	$ 2.43	27,091
Phoenix Spectrum Edge® Option 1	$ -	-	$ -	-	$ -	-	$ 2.70	1,476
Phoenix Spectrum Edge® Option 2	$ -	-	$ -	-	$ 2.67	1,052	$ 2.64	26,817
Phoenix Spectrum Edge® + Option 1	$ -	-	$ -	-	$ -	-	$ 2.45	73,580
Phoenix Spectrum Edge® + Option 2	$ -	-	$ -	-	$ -	-	$ 2.40	107,708
The Big Edge Choice®—NY	$ -	-	$ -	-	$ 2.61	670	$ -	-
The Big Edge Plus®	$ 1.79	23,019	$ 3.13	46,967	$ 2.66	175,621	$ 2.74	83,372
The Phoenix Edge®—VA NY Option 1	$ -	-	$ 3.24	783	$ 2.81	7,162	$ 2.78	4,138
The Phoenix Edge®—VA NY Option 2	$ -	-	$ -	-	$ -	-	$ 2.64	13,533
The accompanying notes are an integral part of these financial statements.

NASSAU LIFE VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2020
(Continued)
	Invesco V.I. American Franchise Fund – Series I Shares		Invesco V.I. Core Equity Fund – Series I Shares		Invesco V.I. Equity and Income Fund – Series II Shares		Invesco V.I. Mid Cap Core Equity Fund – Series I Shares
Assets:
Investments at fair value	$ 1,177,201		$ 281,028		$ 481,585		$ 161,362
Total assets	$ 1,177,201		$ 281,028		$ 481,585		$ 161,362
Total net assets	$ 1,177,201		$ 281,028		$ 481,585		$ 161,362
Net assets:
Accumulation units	$ 1,162,601		$ 281,028		$ 481,585		$ 161,362
Contracts in payout (annuitization) period	$ 14,600		$ -		$ -		$ -
Total net assets	$ 1,177,201		$ 281,028		$ 481,585		$ 161,362
Units outstanding	342,758		116,787		228,008		67,362
Investment shares held	13,212		9,235		27,025		15,266
Investments at cost	$ 520,831		$ 252,759		$ 455,970		$ 189,690
	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding
Big Edge	$ 3.52	10,415	$ -	-	$ -	-	$ 2.56	3,209
Group Strategic Edge®	$ 3.44	15	$ -	-	$ -	-	$ -	-
Phoenix Investor’s Edge® Option 1	$ 3.32	2,321	$ -	-	$ -	-	$ -	-
Phoenix Investor’s Edge® Option 2	$ 3.28	33,730	$ -	-	$ -	-	$ 2.25	20,864
Phoenix Spectrum Edge® Option 1	$ 3.49	52,727	$ 2.46	18,004	$ 2.24	9,160	$ -	-
Phoenix Spectrum Edge® Option 2	$ 3.44	88,604	$ 2.41	20,843	$ -	-	$ -	-
Phoenix Spectrum Edge® Option 3	$ 3.40	1,783	$ -	-	$ -	-	$ -	-
Retirement Planner's Edge	$ 3.40	2,469	$ 2.35	20,241	$ -	-	$ -	-
The Big Edge Choice®—NY	$ 3.40	4,769	$ 2.36	19,560	$ -	-	$ 2.41	2,449
The Big Edge Plus®	$ 3.44	139,935	$ 2.41	21,821	$ 2.11	218,848	$ 2.46	40,069
The Phoenix Edge®—VA NY Option 1	$ 3.55	5,400	$ 2.54	6,940	$ -	-	$ 2.60	771
The Phoenix Edge®—VA NY Option 2	$ 3.44	590	$ 2.41	9,378	$ -	-	$ -	-
The accompanying notes are an integral part of these financial statements.

NASSAU LIFE VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2020
(Continued)
	Lazard Retirement U.S. Small-Mid Cap Equity Portfolio – Service Shares		Lord Abbett Series Fund Bond Debenture Portfolio – Class VC Shares		Lord Abbett Series Fund Growth and Income Portfolio – Class VC Shares		Lord Abbett Series Fund Mid Cap Stock Portfolio – Class VC Shares
Assets:
Investments at fair value	$ 70,853		$ 512,490		$ 2,133,847		$ 630,609
Total assets	$ 70,853		$ 512,490		$ 2,133,847		$ 630,609
Total net assets	$ 70,853		$ 512,490		$ 2,133,847		$ 630,609
Net assets:
Accumulation units	$ 70,853		$ 512,490		$ 2,100,666		$ 628,165
Contracts in payout (annuitization) period	$ -		$ -		$ 33,181		$ 2,444
Total net assets	$ 70,853		$ 512,490		$ 2,133,847		$ 630,609
Units outstanding	25,952		225,710		1,000,695		319,315
Investment shares held	4,355		41,032		61,072		26,177
Investments at cost	$ 112,186		$ 477,804		$ 1,638,666		$ 521,143
	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding
Big Edge	$ 2.84	883	$ 2.37	13,959	$ 2.23	5,645	$ -	-
Freedom Edge®	$ -	-	$ 2.16	7,491	$ -	-	$ 1.88	4,551
Group Strategic Edge®	$ -	-	$ -	-	$ 2.15	574	$ -	-
Phoenix Dimensions® Option 1	$ -	-	$ -	-	$ -	-	$ 1.96	7,101
Phoenix Investor’s Edge® Option 1	$ -	-	$ 2.14	2,272	$ 2.01	5,870	$ 1.87	1,630
Phoenix Investor’s Edge® Option 2	$ 2.50	522	$ 2.09	11,569	$ 1.97	123,210	$ 1.82	25,437
Phoenix Spectrum Edge® Option 1	$ -	-	$ 2.34	10,516	$ 2.20	143,055	$ 2.04	13,554
Phoenix Spectrum Edge® Option 2	$ 2.73	13,585	$ 2.28	31,852	$ 2.15	295,724	$ 1.99	5,213
Phoenix Spectrum Edge® Option 3	$ -	-	$ -	-	$ 2.10	4,504	$ -	-
Phoenix Spectrum Edge® + Option 1	$ -	-	$ -	-	$ 1.69	1,792	$ -	-
Phoenix Spectrum Edge® + Option 2	$ -	-	$ -	-	$ 1.65	2,483	$ -	-
Retirement Planner's Edge	$ -	-	$ -	-	$ -	-	$ 1.94	6,265
The Big Edge Choice®—NY	$ -	-	$ 2.24	13,810	$ 2.10	67,069	$ 1.95	21,966
The Big Edge Plus®	$ 2.73	10,962	$ 2.28	134,049	$ 2.15	303,327	$ 1.99	222,094
The Phoenix Edge®—VA NY Option 1	$ -	-	$ 2.41	192	$ 2.27	47,442	$ 2.10	8,975
The Phoenix Edge®—VA NY Option 2	$ -	-	$ -	-	$ -	-	$ 1.99	2,529
The accompanying notes are an integral part of these financial statements.

NASSAU LIFE VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2020
(Continued)
	Morningstar Aggressive Growth ETF Asset Allocation Portfolio – Class II		Morningstar Balanced ETF Asset Allocation Portfolio – Class II		Morningstar Growth ETF Asset Allocation Portfolio – Class II		Morningstar Income and Growth ETF Asset Allocation Portfolio – Class II
Assets:
Investments at fair value	$ 225,176		$ 1,273,277		$ 538,002		$ 1,434,890
Total assets	$ 225,176		$ 1,273,277		$ 538,002		$ 1,434,890
Total net assets	$ 225,176		$ 1,273,277		$ 538,002		$ 1,434,890
Net assets:
Accumulation units	$ 225,176		$ 1,216,923		$ 538,002		$ 1,416,980
Contracts in payout (annuitization) period	$ -		$ 56,354		$ -		$ 17,910
Total net assets	$ 225,176		$ 1,273,277		$ 538,002		$ 1,434,890
Units outstanding	118,971		778,326		292,843		1,003,729
Investment shares held	17,348		113,281		46,946		130,208
Investments at cost	$ 175,064		$ 1,159,668		$ 484,526		$ 1,403,509
	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding
Big Edge	$ -	-	$ -	-	$ 1.90	35,048	$ 1.49	11,628
Freedom Edge®	$ -	-	$ 1.60	24,141	$ -	-	$ 1.40	75,804
Group Strategic Edge®	$ -	-	$ -	-	$ -	-	$ 1.45	160
Phoenix Dimensions® Option 1	$ 1.95	19,489	$ 1.66	223,638	$ 1.85	2,655	$ -	-
Phoenix Dimensions® Option 2	$ -	-	$ -	-	$ -	-	$ 1.42	401,650
Phoenix Investor’s Edge® Option 1	$ -	-	$ 1.59	172,752	$ -	-	$ 1.39	36,227
Phoenix Investor’s Edge® Option 2	$ 1.84	61,341	$ 1.57	56,675	$ 1.75	42,663	$ 1.37	53,832
Phoenix Spectrum Edge® Option 1	$ -	-	$ -	-	$ -	-	$ 1.48	19,769
Phoenix Spectrum Edge® Option 2	$ -	-	$ -	-	$ 1.85	67,083	$ -	-
Phoenix Spectrum Edge® + Option 1	$ -	-	$ 1.67	62,003	$ -	-	$ 1.46	181,125
Phoenix Spectrum Edge® + Option 2	$ -	-	$ -	-	$ 1.83	12,870	$ 1.44	40,200
The Big Edge Choice®—NY	$ -	-	$ 1.64	10,739	$ 1.82	3,180	$ 1.43	5,178
The Big Edge Plus®	$ 1.95	38,141	$ 1.66	180,904	$ 1.85	129,344	$ 1.45	176,654
The Phoenix Edge®—VA NY Option 2	$ -	-	$ 1.66	47,474	$ -	-	$ 1.45	1,502
The accompanying notes are an integral part of these financial statements.

NASSAU LIFE VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2020
(Continued)
	Neuberger Berman AMT Mid Cap Growth Portfolio - S Class		PIMCO CommodityReal Return® Strategy Portfolio – Advisor Class		PIMCO Real Return Portfolio – Advisor Class		PIMCO Total Return Portfolio – Advisor Class
Assets:
Investments at fair value	$ 90,938		$ 674,047		$ 385,072		$ 1,393,208
Total assets	$ 90,938		$ 674,047		$ 385,072		$ 1,393,208
Total net assets	$ 90,938		$ 674,047		$ 385,072		$ 1,393,208
Net assets:
Accumulation units	$ 90,938		$ 673,646		$ 350,492		$ 1,387,784
Contracts in payout (annuitization) period	$ -		$ 401		$ 34,580		$ 5,424
Total net assets	$ 90,938		$ 674,047		$ 385,072		$ 1,393,208
Units outstanding	44,554		1,229,809		246,913		799,705
Investment shares held	2,522		109,959		27,663		120,208
Investments at cost	$ 58,490		$ 1,816,700		$ 351,957		$ 1,263,775
	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding
Big Edge	$ -	-	$ -	-	$ 1.61	22,540	$ 1.79	25,711
Freedom Edge®	$ -	-	$ -	-	$ 1.50	10,209	$ 1.68	7,407
Group Strategic Edge®	$ -	-	$ 0.58	211	$ -	-	$ -	-
Phoenix Dimensions® Option 1	$ -	-	$ 0.55	84,758	$ -	-	$ 1.77	4,122
Phoenix Dimensions® Option 2	$ -	-	$ 0.53	185,269	$ 1.52	1,875	$ -	-
Phoenix Income Choice®	$ -	-	$ 0.55	232	$ -	-	$ -	-
Phoenix Investor’s Edge® Option 1	$ 2.00	2,334	$ 0.52	18,389	$ -	-	$ -	-
Phoenix Investor’s Edge® Option 2	$ -	-	$ 0.51	61,024	$ -	-	$ 1.63	23,238
Phoenix Spectrum Edge® Option 1	$ -	-	$ 0.56	8,931	$ 1.61	1,389	$ 1.81	45,562
Phoenix Spectrum Edge® Option 2	$ -	-	$ 0.55	54,155	$ -	-	$ 1.77	19,477
Phoenix Spectrum Edge® + Option 1	$ -	-	$ 0.56	285,390	$ -	-	$ -	-
Phoenix Spectrum Edge® + Option 2	$ -	-	$ 0.55	408,296	$ -	-	$ -	-
The Big Edge Choice®—NY	$ 2.03	7,649	$ 0.57	3,033	$ 1.53	4,872	$ 1.70	24,510
The Big Edge Plus®	$ 2.04	29,844	$ 0.58	83,126	$ 1.56	193,590	$ 1.73	591,355
The Phoenix Edge®—VA NY Option 1	$ 2.08	4,727	$ 0.58	36,995	$ -	-	$ 1.86	58,323
The Phoenix Edge®—VA NY Option 2	$ -	-	$ -	-	$ 1.58	12,438	$ -	-
The accompanying notes are an integral part of these financial statements.

NASSAU LIFE VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2020
(Continued)
	Rydex VT Inverse Government Long Bond Strategy Fund		Templeton Developing Markets VIP Fund – Class 1		Templeton Developing Markets VIP Fund – Class 2		Templeton Foreign VIP Fund – Class 1
Assets:
Investments at fair value	$ 14,603		$ 1,039,280		$ 815,308		$ 4,772,301
Total assets	$ 14,603		$ 1,039,280		$ 815,308		$ 4,772,301
Total net assets	$ 14,603		$ 1,039,280		$ 815,308		$ 4,772,301
Net assets:
Accumulation units	$ 14,603		$ 996,668		$ 814,754		$ 4,562,537
Contracts in payout (annuitization) period	$ -		$ 42,612		$ 554		$ 209,764
Total net assets	$ 14,603		$ 1,039,280		$ 815,308		$ 4,772,301
Units outstanding	83,415		460,323		378,281		1,236,463
Investment shares held	218		88,600		70,044		351,680
Investments at cost	$ 54,889		$ 643,700		$ 689,709		$ 3,639,906
	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding
Big Edge	$ -	-	$ -	-	$ 2.23	433	$ -	-
Freedom Edge®	$ -	-	$ -	-	$ 1.51	2,956	$ -	-
Group Strategic Edge®	$ -	-	$ -	-	$ 2.08	6,545	$ -	-
Phoenix Investor’s Edge® Option 1	$ 0.18	66,604	$ -	-	$ -	-	$ -	-
Phoenix Investor’s Edge® Option 2	$ 0.17	16,811	$ -	-	$ -	-	$ -	-
Phoenix Spectrum Edge® Option 1	$ -	-	$ -	-	$ 1.62	11	$ -	-
Phoenix Spectrum Edge® Option 2	$ -	-	$ -	-	$ 1.59	4,824	$ -	-
Templeton Investment Plus	$ -	-	$ 2.26	460,323	$ -	-	$ 3.86	1,236,463
The Big Edge Choice®—NY	$ -	-	$ -	-	$ 4.60	2,811	$ -	-
The Big Edge Plus®	$ -	-	$ -	-	$ 2.08	349,898	$ -	-
The Phoenix Edge®—VA NY Option 1	$ -	-	$ -	-	$ 4.51	10,803	$ -	-
The accompanying notes are an integral part of these financial statements.

NASSAU LIFE VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2020
(Continued)
	Templeton Foreign VIP Fund – Class 2		Templeton Global Bond VIP Fund – Class 1		Templeton Growth VIP Fund – Class 1		Templeton Growth VIP Fund – Class 2
Assets:
Investments at fair value	$ 1,094,074		$ 2,175,624		$ 22,136,996		$ 2,423,922
Total assets	$ 1,094,074		$ 2,175,624		$ 22,136,996		$ 2,423,922
Total net assets	$ 1,094,074		$ 2,175,624		$ 22,136,996		$ 2,423,922
Net assets:
Accumulation units	$ 1,086,712		$ 1,959,748		$ 21,181,363		$ 2,391,075
Contracts in payout (annuitization) period	$ 7,362		$ 215,876		$ 955,633		$ 32,847
Total net assets	$ 1,094,074		$ 2,175,624		$ 22,136,996		$ 2,423,922
Units outstanding	584,494		445,449		3,063,473		1,236,352
Investment shares held	82,385		150,147		1,938,441		217,003
Investments at cost	$ 1,486,304		$ 1,732,006		$ 24,470,724		$ 2,796,566
	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding
Big Edge	$ 1.89	4,521	$ -	-	$ -	-	$ 2.89	8,091
Freedom Edge®	$ -	-	$ -	-	$ -	-	$ 2.02	23,989
Group Strategic Edge®	$ 1.97	11,431	$ -	-	$ -	-	$ 2.72	345
Phoenix Dimensions® Option 1	$ -	-	$ -	-	$ -	-	$ 1.64	133,277
Phoenix Dimensions® Option 2	$ 1.40	1,310	$ -	-	$ -	-	$ 1.58	152,080
Phoenix Investor’s Edge® Option 1	$ 1.69	1,764	$ -	-	$ -	-	$ 1.86	110,703
Phoenix Investor’s Edge® Option 2	$ 1.64	14,701	$ -	-	$ -	-	$ 1.81	122,830
Phoenix Spectrum Edge® Option 1	$ 1.85	40,637	$ -	-	$ -	-	$ 2.02	37,497
Phoenix Spectrum Edge® Option 2	$ 1.80	50,396	$ -	-	$ -	-	$ -	-
Phoenix Spectrum Edge® + Option 1	$ -	-	$ -	-	$ -	-	$ 1.20	74,287
Phoenix Spectrum Edge® + Option 2	$ -	-	$ -	-	$ -	-	$ 1.17	156,478
Retirement Planner's Edge	$ 1.55	28,890	$ -	-	$ -	-	$ -	-
Templeton Investment Plus	$ -	-	$ 4.88	445,449	$ 7.23	3,063,473	$ -	-
The Big Edge Choice®—NY	$ 1.55	53,934	$ -	-	$ -	-	$ 2.24	29,641
The Big Edge Plus®	$ 1.97	369,474	$ -	-	$ -	-	$ 2.72	380,262
The Phoenix Edge®—VA NY Option 1	$ 1.75	4,148	$ -	-	$ -	-	$ 2.12	6,872
The Phoenix Edge®—VA NY Option 2	$ 1.49	3,288	$ -	-	$ -	-	$ -	-
The accompanying notes are an integral part of these financial statements.

NASSAU LIFE VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2020
(Continued)
	TVST Touchstone Balanced Fund		TVST Touchstone Bond Fund		TVST Touchstone Common Stock Fund		TVST Touchstone Small Company Fund
Assets:
Investments at fair value	$ 292,010		$ 851,940		$ 3,650,595		$ 1,148,415
Total assets	$ 292,010		$ 851,940		$ 3,650,595		$ 1,148,415
Total net assets	$ 292,010		$ 851,940		$ 3,650,595		$ 1,148,415
Net assets:
Accumulation units	$ 292,010		$ 851,550		$ 3,646,944		$ 1,145,654
Contracts in payout (annuitization) period	$ -		$ 390		$ 3,651		$ 2,761
Total net assets	$ 292,010		$ 851,940		$ 3,650,595		$ 1,148,415
Units outstanding	129,975		557,264		1,266,526		409,818
Investment shares held	21,487		78,810		331,571		73,101
Investments at cost	$ 244,634		$ 802,990		$ 3,753,552		$ 968,079
	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding
Big Edge	$ 2.32	11,076	$ 1.60	6,522	$ 3.01	16,848	$ 2.91	17,217
Phoenix Dimensions® Option 1	$ 2.24	23,927	$ 1.55	85,564	$ 2.91	94,542	$ 2.81	6,782
Phoenix Dimensions® Option 2	$ -	-	$ 1.50	63,181	$ 2.81	154,960	$ 2.72	23,565
Phoenix Income Choice®	$ -	-	$ 1.55	251	$ 2.91	1,258	$ 2.81	192
Phoenix Investor’s Edge® Option 1	$ -	-	$ 1.47	23,258	$ 2.76	24,561	$ 2.66	2,431
Phoenix Investor’s Edge® Option 2	$ -	-	$ 1.44	34,441	$ 2.70	41,981	$ 2.61	2,918
Phoenix Spectrum Edge® Option 1	$ -	-	$ -	-	$ 2.97	6,522	$ -	-
Phoenix Spectrum Edge® Option 2	$ -	-	$ 1.55	6,923	$ 2.91	46,608	$ 2.81	15,293
Phoenix Spectrum Edge® + Option 1	$ -	-	$ 1.56	90,071	$ 2.93	251,133	$ 2.83	41,027
Phoenix Spectrum Edge® + Option 2	$ -	-	$ 1.53	170,439	$ 2.87	386,480	$ 2.77	62,229
The Big Edge Choice®—NY	$ -	-	$ 1.52	2,529	$ 2.86	10,245	$ 2.76	15,370
The Big Edge Plus®	$ 2.24	94,972	$ 1.55	74,085	$ 2.91	231,388	$ 2.81	222,794
The accompanying notes are an integral part of these financial statements.

NASSAU LIFE VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2020
(Continued)
	Virtus Duff & Phelps Real Estate Securities Series – Class A Shares		Virtus KAR Capital Growth Series – Class A Shares		Virtus KAR Enhanced Core Equity Series – Class A Shares		Virtus KAR Small-Cap Growth Series – Class A Shares
Assets:
Investments at fair value	$ 5,689,567		$ 91,583,265		$ 8,394,983		$ 15,325,240
Total assets	$ 5,689,567		$ 91,583,265		$ 8,394,983		$ 15,325,240
Total net assets	$ 5,689,567		$ 91,583,265		$ 8,394,983		$ 15,325,240
Net assets:
Accumulation units	$ 5,656,815		$ 91,050,446		$ 7,626,672		$ 15,128,530
Contracts in payout (annuitization) period	$ 32,752		$ 532,819		$ 768,311		$ 196,710
Total net assets	$ 5,689,567		$ 91,583,265		$ 8,394,983		$ 15,325,240
Units outstanding	820,813		4,026,932		3,013,761		1,308,962
Investment shares held	321,263		1,872,103		727,468		381,795
Investments at cost	$ 5,013,031		$ 30,354,544		$ 7,646,840		$ 6,705,284
	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding
Big Edge	$ 11.29	9,224	$ 37.54	147,599	$ 3.21	46,503	$ 12.31	13,736
Group Strategic Edge®	$ 10.72	4,477	$ 34.48	14,285	$ 3.03	3,033	$ 11.75	8,040
Phoenix Dimensions® Option 1	$ 2.55	9,142	$ -	-	$ -	-	$ 7.80	3,620
Phoenix Dimensions® Option 2	$ 2.45	40,491	$ -	-	$ -	-	$ -	-
Phoenix Income Choice®	$ 5.45	130	$ -	-	$ -	-	$ -	-
Phoenix Income Choice® with GPAF	$ -	-	$ -	-	$ 2.23	350,598	$ -	-
Phoenix Investor’s Edge® Option 1	$ 4.88	5,974	$ -	-	$ 2.49	34,670	$ 10.91	807
Phoenix Investor’s Edge® Option 2	$ 4.75	29,205	$ 3.44	8,469	$ 2.42	100,798	$ 10.61	8,614
Phoenix Spectrum Edge® Option 1	$ 5.29	25,668	$ 4.03	26,925	$ 2.75	99,903	$ 12.09	24,217
Phoenix Spectrum Edge® Option 2	$ 5.15	53,675	$ 3.92	119,263	$ 2.67	295,412	$ 11.76	23,207
Phoenix Spectrum Edge® Option 3	$ -	-	$ 3.81	1,850	$ 2.59	2,004	$ -	-
Phoenix Spectrum Edge® + Option 1	$ 1.79	86,160	$ -	-	$ -	-	$ -	-
Phoenix Spectrum Edge® + Option 2	$ 1.76	121,238	$ -	-	$ -	-	$ 5.17	6,618
Retirement Planner's Edge	$ -	-	$ 3.14	21,778	$ 2.43	26,442	$ 11.43	5,025
The Big Edge Choice®—NY	$ 6.14	19,741	$ 2.74	1,042,402	$ 2.77	264,008	$ 11.49	134,781
The Big Edge Plus®	$ 10.72	392,119	$ 34.48	2,357,656	$ 3.03	1,529,834	$ 11.75	1,018,846
The Phoenix Edge®—VA NY Option 1	$ 6.23	14,720	$ 2.51	122,695	$ 2.47	122,971	$ 12.55	37,296
The Phoenix Edge®—VA NY Option 2	$ 5.72	8,849	$ 2.60	164,010	$ 2.36	137,585	$ 11.76	24,155
The accompanying notes are an integral part of these financial statements.

NASSAU LIFE VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2020
(Continued)
	Virtus KAR Small-Cap Value Series – Class A Shares		Virtus Newfleet Multi-Sector Intermediate Bond Series – Class A Shares		Virtus SGA International Growth Series – Class A Shares		Virtus Strategic Allocation Series – Class A Shares
Assets:
Investments at fair value	$ 6,920,570		$ 10,963,369		$ 14,061,426		$ 45,798,851
Total assets	$ 6,920,570		$ 10,963,369		$ 14,061,426		$ 45,798,851
Total net assets	$ 6,920,570		$ 10,963,369		$ 14,061,426		$ 45,798,851
Net assets:
Accumulation units	$ 6,805,238		$ 10,824,252		$ 14,027,617		$ 45,453,676
Contracts in payout (annuitization) period	$ 115,332		$ 139,117		$ 33,809		$ 345,175
Total net assets	$ 6,920,570		$ 10,963,369		$ 14,061,426		$ 45,798,851
Units outstanding	1,494,766		1,925,714		4,558,981		2,949,683
Investment shares held	365,009		1,145,598		971,764		2,570,982
Investments at cost	$ 4,464,604		$ 10,936,995		$ 11,569,775		$ 32,972,996
	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding
Big Edge	$ 5.17	35,229	$ 12.16	55,115	$ 4.94	52,187	$ 19.11	374,958
Freedom Edge®	$ -	-	$ 2.07	7,375	$ -	-	$ -	-
Group Strategic Edge®	$ 5.52	7,993	$ 11.17	1,801	$ 4.57	4,381	$ 17.55	5,542
Phoenix Dimensions® Option 1	$ 2.96	19,580	$ 1.98	113,748	$ 2.01	98,096	$ -	-
Phoenix Dimensions® Option 2	$ 2.85	41,749	$ 1.91	52,455	$ 1.94	174,747	$ -	-
Phoenix Income Choice®	$ 4.81	172	$ 2.61	347	$ 2.36	253	$ -	-
Phoenix Investor’s Edge® Option 1	$ 4.17	3,106	$ 2.35	37,871	$ 2.51	24,113	$ -	-
Phoenix Investor’s Edge® Option 2	$ 4.05	88,636	$ 2.28	72,716	$ 2.43	202,005	$ 2.80	22,424
Phoenix Spectrum Edge® Option 1	$ 4.45	49,361	$ 2.60	125,404	$ 2.73	149,233	$ 3.20	13,144
Phoenix Spectrum Edge® Option 2	$ 4.33	114,590	$ 2.52	217,574	$ 2.65	342,197	$ 3.11	109,277
Phoenix Spectrum Edge® Option 3	$ -	-	$ -	-	$ 2.57	3,405	$ 3.02	1,846
Phoenix Spectrum Edge® + Option 1	$ 2.19	90,815	$ 1.83	110,801	$ 1.25	475,474	$ -	-
Phoenix Spectrum Edge® + Option 2	$ 2.14	131,536	$ 1.79	208,613	$ 1.23	684,619	$ -	-
Retirement Planner's Edge	$ -	-	$ 2.53	28,367	$ -	-	$ 2.96	8,780
The Big Edge Choice®—NY	$ 4.74	110,865	$ 2.66	106,839	$ 2.03	193,984	$ 3.64	179,386
The Big Edge Plus®	$ 5.52	767,653	$ 11.17	678,435	$ 4.57	2,029,569	$ 17.55	2,107,892
The Phoenix Edge®—VA NY Option 1	$ 5.54	30,025	$ 2.79	50,607	$ 2.07	114,682	$ 3.44	27,301
The Phoenix Edge®—VA NY Option 2	$ 5.32	3,456	$ 2.57	57,646	$ 2.09	10,036	$ 3.17	99,133
The accompanying notes are an integral part of these financial statements.

NASSAU LIFE VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2020
(Continued)
	Wanger International		Wanger Select		Wanger USA
Assets:
Investments at fair value	$ 19,369,290		$ 2,708,692		$ 28,550,587
Total assets	$ 19,369,290		$ 2,708,692		$ 28,550,587
Total net assets	$ 19,369,290		$ 2,708,692		$ 28,550,587
Net assets:
Accumulation units	$ 19,332,013		$ 2,708,144		$ 28,530,051
Contracts in payout (annuitization) period	$ 37,277		$ 548		$ 20,536
Total net assets	$ 19,369,290		$ 2,708,692		$ 28,550,587
Units outstanding	1,941,189		372,189		2,171,196
Investment shares held	691,030		132,649		1,159,186
Investments at cost	$ 10,632,188		$ 1,771,265		$ 18,933,509
	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding
Big Edge	$ 12.07	24,352	$ 6.55	7,657	$ 15.79	28,893
Group Strategic Edge®	$ 12.20	8,529	$ 7.60	250	$ 14.80	22,788
Phoenix Dimensions® Option 1	$ 3.07	9,589	$ -	-	$ -	-
Phoenix Dimensions® Option 2	$ 2.95	27,420	$ -	-	$ -	-
Phoenix Income Choice®	$ 4.30	91	$ -	-	$ -	-
Phoenix Investor’s Edge® Option 1	$ 4.76	2,849	$ -	-	$ 4.87	1,238
Phoenix Investor’s Edge® Option 2	$ 4.63	22,989	$ 4.49	14,285	$ 4.73	31,372
Phoenix Spectrum Edge® Option 1	$ 5.36	18,956	$ 5.21	13,943	$ 5.49	29,152
Phoenix Spectrum Edge® Option 2	$ 5.21	40,478	$ 5.07	3,022	$ 5.33	37,823
Phoenix Spectrum Edge® Option 3	$ 5.07	1,015	$ -	-	$ -	-
Phoenix Spectrum Edge® + Option 1	$ 1.75	76,712	$ -	-	$ -	-
Phoenix Spectrum Edge® + Option 2	$ 1.72	137,135	$ -	-	$ -	-
Retirement Planner's Edge	$ -	-	$ 5.16	2,376	$ 5.13	4,107
The Big Edge Choice®—NY	$ 6.50	94,926	$ 7.72	11,079	$ 5.84	194,145
The Big Edge Plus®	$ 12.20	1,406,230	$ 7.60	305,052	$ 14.80	1,722,079
The Phoenix Edge®—VA NY Option 1	$ 4.13	39,614	$ 6.08	13,569	$ 6.06	76,288
The Phoenix Edge®—VA NY Option 2	$ 3.98	30,304	$ 5.59	956	$ 5.74	23,311
The accompanying notes are an integral part of these financial statements.

NASSAU LIFE VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF OPERATIONS
For the period ended December 31, 2020
	AB VPS Balanced Wealth Strategy Portfolio – Class B	Alger Capital Appreciation Portfolio – Class I-2 Shares	AMT Sustainable Equity Portfolio - Class S	Calvert VP S&P MidCap 400 Index Portfolio – Class I Shares
Income:
Dividends	$ 16,184	$ -	$ 4,120	$ 11,068
Expenses:
Mortality and expense fees	9,769	14,142	13,917	11,651
Administrative fees	496	604	1,245	86
Net investment income (loss)	5,919	(14,746)	(11,042)	(669)
Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	(87)	34,215	528	(27,229)
Realized gain distributions	23,061	180,078	45,326	32,479
Realized gain (loss)	22,974	214,293	45,854	5,250
Change in unrealized appreciation (depreciation) during the year	34,258	229,421	144,227	81,725
Net increase (decrease) in net assets from operations	$ 63,151	$ 428,968	$ 179,039	$ 86,306

	DWS Equity 500 Index VIP – Class A	DWS Small Cap Index VIP – Class A	Federated Hermes Fund for U.S. Government Securities II	Federated Hermes Government Money Fund II - Service Shares
Income:
Dividends	$ 79,680	$ 2,930	$ 76,601	$ 16,808
Expenses:
Mortality and expense fees	60,338	2,762	36,915	105,715
Administrative fees	1,477	63	2,222	4,846
Net investment income (loss)	17,865	105	37,464	(93,753)
Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	59,384	(11,997)	3,592	-
Realized gain distributions	279,552	27,117	-	-
Realized gain (loss)	338,936	15,120	3,592	-
Change in unrealized appreciation (depreciation) during the year	509,667	(2,792)	77,661	-
Net increase (decrease) in net assets from operations	$ 866,468	$ 12,433	$ 118,717	$ (93,753)

The accompanying notes are an integral part of these financial statements.

NASSAU LIFE VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF OPERATIONS
For the period ended December 31, 2020
(Continued)
	Federated Hermes High Income Bond Fund II – Primary Shares	Fidelity ® VIP Contrafund® Portfolio – Service Class	Fidelity ® VIP Growth Opportunities Portfolio – Service Class	Fidelity ® VIP Growth Portfolio – Service Class
Income:
Dividends	$ 66,822	$ 16,624	$ 307	$ 1,009
Expenses:
Mortality and expense fees	13,583	137,679	52,186	20,948
Administrative fees	316	2,246	2,972	696
Net investment income (loss)	52,923	(123,301)	(54,851)	(20,635)
Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	(15,053)	326,628	464,959	16,104
Realized gain distributions	-	58,024	248,497	157,409
Realized gain (loss)	(15,053)	384,652	713,456	173,513
Change in unrealized appreciation (depreciation) during the year	8,375	2,651,917	1,551,980	470,845
Net increase (decrease) in net assets from operations	$ 46,245	$ 2,913,268	$ 2,210,585	$ 623,723

	Fidelity ® VIP Investment Grade Bond Portfolio – Service Class	Franklin Flex Cap Growth VIP Fund – Class 2	Franklin Income VIP Fund – Class 2	Franklin Mutual Shares VIP Fund – Class 2
Income:
Dividends	$ 42,063	$ -	$ 117,923	$ 100,826
Expenses:
Mortality and expense fees	22,921	908	26,104	47,907
Administrative fees	1,461	-	1,521	1,953
Net investment income (loss)	17,681	(908)	90,298	50,966
Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	24,156	4,063	(67,980)	(19,015)
Realized gain distributions	744	3,812	1,670	140,176
Realized gain (loss)	24,900	7,875	(66,310)	121,161
Change in unrealized appreciation (depreciation) during the year	105,208	17,080	(71,331)	(629,940)
Net increase (decrease) in net assets from operations	$ 147,789	$ 24,047	$ (47,343)	$ (457,813)

The accompanying notes are an integral part of these financial statements.

NASSAU LIFE VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF OPERATIONS
For the period ended December 31, 2020
(Continued)
	Guggenheim VT Long Short Equity Fund	Invesco Oppenheimer V.I. Capital Appreciation Fund	Invesco Oppenheimer V.I. Global Fund	Invesco Oppenheimer V.I. Main Street Small Cap Fund®
Income:
Dividends	$ 336	$ -	$ 1,889	$ 3,196
Expenses:
Mortality and expense fees	565	1,516	5,645	11,543
Administrative fees	-	3	52	851
Net investment income (loss)	(229)	(1,519)	(3,808)	(9,198)
Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	10,438	337	13,979	(2,455)
Realized gain distributions	-	19,441	15,669	12,745
Realized gain (loss)	10,438	19,778	29,648	10,290
Change in unrealized appreciation (depreciation) during the year	(10,586)	19,838	76,489	119,128
Net increase (decrease) in net assets from operations	$ (377)	$ 38,097	$ 102,329	$ 120,220

	Invesco V.I. American Franchise Fund – Series I Shares	Invesco V.I. Core Equity Fund – Series I Shares	Invesco V.I. Equity and Income Fund – Series II Shares	Invesco V.I. Mid Cap Core Equity Fund – Series I Shares
Income:
Dividends	$ 717	$ 3,369	$ 8,956	$ 1,019
Expenses:
Mortality and expense fees	12,404	2,845	5,038	1,948
Administrative fees	713	250	22	60
Net investment income (loss)	(12,400)	274	3,896	(989)
Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	37,951	4,342	4,318	(25)
Realized gain distributions	74,802	58,107	18,515	28,851
Realized gain (loss)	112,753	62,449	22,833	28,826
Change in unrealized appreciation (depreciation) during the year	241,547	(31,358)	14,252	(16,808)
Net increase (decrease) in net assets from operations	$ 341,900	$ 31,365	$ 40,981	$ 11,029

The accompanying notes are an integral part of these financial statements.

NASSAU LIFE VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF OPERATIONS
For the period ended December 31, 2020
(Continued)
	Lazard Retirement U.S. Small-Mid Cap Equity Portfolio – Service Shares	Lord Abbett Series Fund Bond Debenture Portfolio – Class VC Shares	Lord Abbett Series Fund Growth and Income Portfolio – Class VC Shares	Lord Abbett Series Fund Mid Cap Stock Portfolio – Class VC Shares
Income:
Dividends	$ 145	$ 18,616	$ 32,812	$ 6,219
Expenses:
Mortality and expense fees	845	6,133	23,902	7,615
Administrative fees	40	198	1,615	207
Net investment income (loss)	(740)	12,285	7,295	(1,603)
Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	(17,004)	1,738	24,975	26,181
Realized gain distributions	5,535	-	-	-
Realized gain (loss)	(11,469)	1,738	24,975	26,181
Change in unrealized appreciation (depreciation) during the year	15,636	14,893	(30,852)	(29,278)
Net increase (decrease) in net assets from operations	$ 3,427	$ 28,916	$ 1,418	$ (4,700)

	Morningstar Aggressive Growth ETF Asset Allocation Portfolio – Class II	Morningstar Balanced ETF Asset Allocation Portfolio – Class II	Morningstar Growth ETF Asset Allocation Portfolio – Class II	Morningstar Income and Growth ETF Asset Allocation Portfolio – Class II
Income:
Dividends	$ 3,658	$ 23,882	$ 9,861	$ 30,099
Expenses:
Mortality and expense fees	2,936	17,422	5,886	20,013
Administrative fees	172	1,325	257	1,467
Net investment income (loss)	550	5,135	3,718	8,619
Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	2,449	8,126	(803)	4,994
Realized gain distributions	4,058	15,290	14,107	16,900
Realized gain (loss)	6,507	23,416	13,304	21,894
Change in unrealized appreciation (depreciation) during the year	9,342	59,558	24,635	67,933
Net increase (decrease) in net assets from operations	$ 16,399	$ 88,109	$ 41,657	$ 98,446

The accompanying notes are an integral part of these financial statements.

NASSAU LIFE VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF OPERATIONS
For the period ended December 31, 2020
(Continued)
	Neuberger Berman AMT Mid Cap Growth Portfolio - S Class	PIMCO CommodityReal Return® Strategy Portfolio – Advisor Class	PIMCO Real Return Portfolio – Advisor Class	PIMCO Total Return Portfolio – Advisor Class
Income:
Dividends	$ -	$ 33,518	$ 5,063	$ 28,990
Expenses:
Mortality and expense fees	1,020	6,693	4,702	17,387
Administrative fees	32	634	63	369
Net investment income (loss)	(1,052)	26,191	298	11,234
Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	6,341	(33,653)	731	14,397
Realized gain distributions	4,666	-	-	16,526
Realized gain (loss)	11,007	(33,653)	731	30,923
Change in unrealized appreciation (depreciation) during the year	21,219	13,233	36,362	57,255
Net increase (decrease) in net assets from operations	$ 31,174	$ 5,771	$ 37,391	$ 99,412

	Rydex VT Inverse Government Long Bond Strategy Fund	Templeton Developing Markets VIP Fund – Class 1	Templeton Developing Markets VIP Fund – Class 2	Templeton Foreign VIP Fund – Class 1
Income:
Dividends	$ 40	$ 37,548	$ 27,189	$ 158,659
Expenses:
Mortality and expense fees	217	10,825	8,169	56,188
Administrative fees	18	1,077	89	5,589
Net investment income (loss)	(195)	25,646	18,931	96,882
Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	(448)	832	7,114	82,462
Realized gain distributions	-	22,117	17,063	-
Realized gain (loss)	(448)	22,949	24,177	82,462
Change in unrealized appreciation (depreciation) during the year	(2,783)	90,109	65,946	(399,309)
Net increase (decrease) in net assets from operations	$ (3,426)	$ 138,704	$ 109,054	$ (219,965)

The accompanying notes are an integral part of these financial statements.

NASSAU LIFE VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF OPERATIONS
For the period ended December 31, 2020
(Continued)
	Templeton Foreign VIP Fund – Class 2	Templeton Global Bond VIP Fund – Class 1	Templeton Growth VIP Fund – Class 1	Templeton Growth VIP Fund – Class 2
Income:
Dividends	$ 35,293	$ 193,020	$ 643,168	$ 65,815
Expenses:
Mortality and expense fees	12,994	28,762	252,176	29,499
Administrative fees	364	2,861	25,083	1,573
Net investment income (loss)	21,935	161,397	365,909	34,743
Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	(133,635)	53,724	99,030	(51,789)
Realized gain distributions	-	-	-	-
Realized gain (loss)	(133,635)	53,724	99,030	(51,789)
Change in unrealized appreciation (depreciation) during the year	51,101	(373,157)	354,083	57,639
Net increase (decrease) in net assets from operations	$ (60,599)	$ (158,036)	$ 819,022	$ 40,593

	TVST Touchstone Balanced Fund	TVST Touchstone Bond Fund	TVST Touchstone Common Stock Fund	TVST Touchstone Small Company Fund
Income:
Dividends	$ 3,476	$ 14,163	$ 19,620	$ 1,441
Expenses:
Mortality and expense fees	3,389	10,205	39,962	11,136
Administrative fees	57	879	3,213	442
Net investment income (loss)	30	3,079	(23,555)	(10,137)
Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	4,310	234	66,775	45
Realized gain distributions	9,788	-	101,657	35,606
Realized gain (loss)	14,098	234	168,432	35,651
Change in unrealized appreciation (depreciation) during the year	31,553	60,145	522,814	147,309
Net increase (decrease) in net assets from operations	$ 45,681	$ 63,458	$ 667,691	$ 172,823

The accompanying notes are an integral part of these financial statements.

NASSAU LIFE VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF OPERATIONS
For the period ended December 31, 2020
(Continued)
	Virtus Duff & Phelps Real Estate Securities Series – Class A Shares	Virtus KAR Capital Growth Series – Class A Shares	Virtus KAR Enhanced Core Equity Series – Class A Shares	Virtus KAR Small-Cap Growth Series – Class A Shares
Income:
Dividends	$ 61,814	$ -	$ 129,710	$ -
Expenses:
Mortality and expense fees	67,205	936,823	109,303	155,215
Administrative fees	1,493	4,515	3,316	3,385
Net investment income (loss)	(6,884)	(941,338)	17,091	(158,600)
Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	(95,931)	3,152,911	125,132	278,732
Realized gain distributions	105,466	4,902,535	1,884,798	1,751,348
Realized gain (loss)	9,535	8,055,446	2,009,930	2,030,080
Change in unrealized appreciation (depreciation) during the year	(241,521)	23,692,522	(1,022,082)	2,861,592
Net increase (decrease) in net assets from operations	$ (238,870)	$ 30,806,630	$ 1,004,939	$ 4,733,072

	Virtus KAR Small-Cap Value Series – Class A Shares	Virtus Newfleet Multi-Sector Intermediate Bond Series – Class A Shares	Virtus SGA International Growth Series – Class A Shares	Virtus Strategic Allocation Series – Class A Shares
Income:
Dividends	$ 62,774	$ 348,448	$ -	$ 267,671
Expenses:
Mortality and expense fees	75,518	133,293	152,237	487,152
Administrative fees	2,608	3,186	5,003	1,815
Net investment income (loss)	(15,352)	211,969	(157,240)	(221,296)
Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	115,402	(28,295)	18,540	671,026
Realized gain distributions	437,086	-	179,462	1,297,522
Realized gain (loss)	552,488	(28,295)	198,002	1,968,548
Change in unrealized appreciation (depreciation) during the year	1,005,884	350,508	2,544,841	9,803,109
Net increase (decrease) in net assets from operations	$ 1,543,020	$ 534,182	$ 2,585,603	$ 11,550,361

The accompanying notes are an integral part of these financial statements.

NASSAU LIFE VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF OPERATIONS
For the period ended December 31, 2020
(Continued)
	Wanger International	Wanger Select	Wanger USA
Income:
Dividends	$ 343,076	$ 18,224	$ -
Expenses:
Mortality and expense fees	210,630	29,237	294,035
Administrative fees	2,037	353	2,474
Net investment income (loss)	130,409	(11,366)	(296,509)
Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	206,953	29,917	168,357
Realized gain distributions	612,311	270,465	2,551,193
Realized gain (loss)	819,264	300,382	2,719,550
Change in unrealized appreciation (depreciation) during the year	1,184,673	266,510	2,833,481
Net increase (decrease) in net assets from operations	$ 2,134,346	$ 555,526	$ 5,256,522
The accompanying notes are an integral part of these financial statements.

NASSAU LIFE VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended December 31, 2020 and 2019
	AB VPS Balanced Wealth Strategy Portfolio – Class B		Alger Capital Appreciation Portfolio – Class I-2 Shares
	2020	2019	2020	2019
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ 5,919	$ 6,284	$ (14,746)	$ (12,689)
Realized gains (losses)	22,974	84,985	214,293	138,480
Unrealized appreciation (depreciation) during the year	34,258	10,312	229,421	160,758
Net increase (decrease) in net assets from operations	63,151	101,581	428,968	286,549
Contract transactions:
Payments received from contract owners	2,583	5,465	1,589	1,472
Transfers between Investment Options (including Guaranteed Interest Account), net	87,351	37,477	(62,514)	(19,296)
Transfers for contract benefits and terminations	(42,967)	(49,723)	(70,120)	(105,875)
Contract maintenance charges	(4,048)	(4,065)	(1,837)	(383)
Adjustments to net assets allocated to contracts in payout period	(484)	(512)	1,701	(285)
Net increase (decrease) in net assets resulting from contract transactions	42,435	(11,358)	(131,181)	(124,367)
Total increase (decrease) in net assets	105,586	90,223	297,787	162,182
Net assets at beginning of period	711,698	621,475	1,112,503	950,321
Net assets at end of period	$ 817,284	$ 711,698	$ 1,410,290	$ 1,112,503

	AMT Sustainable Equity Portfolio - Class S		Calvert VP S&P MidCap 400 Index Portfolio – Class I Shares
	2020	2019	2020	2019
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ (11,042)	$ (7,732)	$ (669)	$ (960)
Realized gains (losses)	45,854	68,687	5,250	76,692
Unrealized appreciation (depreciation) during the year	144,227	38,546	81,725	165,120
Net increase (decrease) in net assets from operations	179,039	99,501	86,306	240,852
Contract transactions:
Payments received from contract owners	8,193	3,919	2,256	2,959
Transfers between Investment Options (including Guaranteed Interest Account), net	(35,023)	1,321,433	(148,762)	(46,217)
Transfers for contract benefits and terminations	(222,430)	(109,345)	(40,066)	(59,930)
Contract maintenance charges	-	(5,043)	(153)	(211)
Adjustments to net assets allocated to contracts in payout period	(9)	(51)	-	-
Net increase (decrease) in net assets resulting from contract transactions	(249,269)	1,210,913	(186,725)	(103,399)
Total increase (decrease) in net assets	(70,230)	1,310,414	(100,419)	137,453
Net assets at beginning of period	1,310,414	-	1,163,482	1,026,029
Net assets at end of period	$ 1,240,184	$ 1,310,414	$ 1,063,063	$ 1,163,482
The accompanying notes are an integral part of these financial statements.

NASSAU LIFE VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended December 31, 2020 and 2019
(Continued)
	DWS Equity 500 Index VIP – Class A		DWS Small Cap Index VIP – Class A
	2020	2019	2020	2019
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ 17,865	$ 30,942	$ 105	$ (573)
Realized gains (losses)	338,936	246,336	15,120	27,531
Unrealized appreciation (depreciation) during the year	509,667	866,464	(2,792)	41,659
Net increase (decrease) in net assets from operations	866,468	1,143,742	12,433	68,617
Contract transactions:
Payments received from contract owners	18,653	38,469	1	-
Transfers between Investment Options (including Guaranteed Interest Account), net	378,558	(56,220)	(100,448)	16,684
Transfers for contract benefits and terminations	(358,776)	(410,251)	(26,147)	(27,440)
Contract maintenance charges	(3,433)	(2,018)	(41)	(39)
Adjustments to net assets allocated to contracts in payout period	223	176	-	-
Net increase (decrease) in net assets resulting from contract transactions	35,225	(429,844)	(126,635)	(10,795)
Total increase (decrease) in net assets	901,693	713,898	(114,202)	57,822
Net assets at beginning of period	4,789,523	4,075,625	351,661	293,839
Net assets at end of period	$ 5,691,216	$ 4,789,523	$ 237,459	$ 351,661

	Federated Hermes Fund for U.S. Government Securities II		Federated Hermes Government Money Fund II - Service Shares
	2020	2019	2020	2019
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ 37,464	$ 36,202	$ (93,753)	$ 25,764
Realized gains (losses)	3,592	(24,556)	-	-
Unrealized appreciation (depreciation) during the year	77,661	125,485	-	-
Net increase (decrease) in net assets from operations	118,717	137,131	(93,753)	25,764
Contract transactions:
Payments received from contract owners	16,100	14,810	1,238,196	362,688
Transfers between Investment Options (including Guaranteed Interest Account), net	25,529	286,092	650,302	1,582,426
Transfers for contract benefits and terminations	(250,800)	(652,766)	(1,863,531)	(2,362,115)
Contract maintenance charges	(5,474)	(7,163)	(18,398)	(16,534)
Adjustments to net assets allocated to contracts in payout period	1,987	(2,563)	(7,335)	15,529
Net increase (decrease) in net assets resulting from contract transactions	(212,658)	(361,590)	(766)	(418,006)
Total increase (decrease) in net assets	(93,941)	(224,459)	(94,519)	(392,242)
Net assets at beginning of period	2,995,502	3,219,961	8,106,896	8,499,138
Net assets at end of period	$ 2,901,561	$ 2,995,502	$ 8,012,377	$ 8,106,896
The accompanying notes are an integral part of these financial statements.

NASSAU LIFE VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended December 31, 2020 and 2019
(Continued)
	Federated Hermes High Income Bond Fund II – Primary Shares		Fidelity ® VIP Contrafund® Portfolio – Service Class
	2020	2019	2020	2019
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ 52,923	$ 59,606	$ (123,301)	$ (89,745)
Realized gains (losses)	(15,053)	(22,610)	384,652	1,211,987
Unrealized appreciation (depreciation) during the year	8,375	116,217	2,651,917	1,443,097
Net increase (decrease) in net assets from operations	46,245	153,213	2,913,268	2,565,339
Contract transactions:
Payments received from contract owners	3,799	8,438	234,932	239,756
Transfers between Investment Options (including Guaranteed Interest Account), net	54,018	(2,717)	(604,871)	(160,058)
Transfers for contract benefits and terminations	(103,824)	(150,534)	(593,335)	(913,463)
Contract maintenance charges	(561)	(609)	(4,221)	(4,448)
Adjustments to net assets allocated to contracts in payout period	812	(1,249)	6,970	(3,295)
Net increase (decrease) in net assets resulting from contract transactions	(45,756)	(146,671)	(960,525)	(841,508)
Total increase (decrease) in net assets	489	6,542	1,952,743	1,723,831
Net assets at beginning of period	1,235,305	1,228,763	10,629,807	8,905,976
Net assets at end of period	$ 1,235,794	$ 1,235,305	$ 12,582,550	$ 10,629,807

	Fidelity ® VIP Growth Opportunities Portfolio – Service Class		Fidelity ® VIP Growth Portfolio – Service Class
	2020	2019	2020	2019
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ (54,851)	$ (44,036)	$ (20,635)	$ (15,903)
Realized gains (losses)	713,456	525,754	173,513	166,014
Unrealized appreciation (depreciation) during the year	1,551,980	647,883	470,845	265,130
Net increase (decrease) in net assets from operations	2,210,585	1,129,601	623,723	415,241
Contract transactions:
Payments received from contract owners	11,606	13,600	10,152	4,681
Transfers between Investment Options (including Guaranteed Interest Account), net	(387,111)	(185,930)	71,607	(109,446)
Transfers for contract benefits and terminations	(402,392)	(291,347)	(84,648)	(232,240)
Contract maintenance charges	(13,836)	(11,940)	(1,555)	(1,782)
Adjustments to net assets allocated to contracts in payout period	529	172	80	(96)
Net increase (decrease) in net assets resulting from contract transactions	(791,204)	(475,445)	(4,364)	(338,883)
Total increase (decrease) in net assets	1,419,381	654,156	619,359	76,358
Net assets at beginning of period	3,748,132	3,093,976	1,482,480	1,406,122
Net assets at end of period	$ 5,167,513	$ 3,748,132	$ 2,101,839	$ 1,482,480
The accompanying notes are an integral part of these financial statements.

NASSAU LIFE VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended December 31, 2020 and 2019
(Continued)
	Fidelity ® VIP Investment Grade Bond Portfolio – Service Class		Franklin Flex Cap Growth VIP Fund – Class 2
	2020	2019	2020	2019
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ 17,681	$ 28,140	$ (908)	$ (1,114)
Realized gains (losses)	24,900	7,122	7,875	5,151
Unrealized appreciation (depreciation) during the year	105,208	108,519	17,080	17,592
Net increase (decrease) in net assets from operations	147,789	143,781	24,047	21,629
Contract transactions:
Payments received from contract owners	7,484	11,302	-	-
Transfers between Investment Options (including Guaranteed Interest Account), net	(19,788)	428,899	(28,302)	(14,870)
Transfers for contract benefits and terminations	(305,437)	(360,307)	(426)	(1,085)
Contract maintenance charges	(6,365)	(6,669)	(8)	(8)
Adjustments to net assets allocated to contracts in payout period	(2,170)	(1,920)	-	-
Net increase (decrease) in net assets resulting from contract transactions	(326,276)	71,305	(28,736)	(15,963)
Total increase (decrease) in net assets	(178,487)	215,086	(4,689)	5,666
Net assets at beginning of period	2,048,137	1,833,051	81,669	76,003
Net assets at end of period	$ 1,869,650	$ 2,048,137	$ 76,980	$ 81,669

	Franklin Income VIP Fund – Class 2		Franklin Mutual Shares VIP Fund – Class 2
	2020	2019	2020	2019
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ 90,298	$ 94,975	$ 50,966	$ 22,895
Realized gains (losses)	(66,310)	12,744	121,161	585,051
Unrealized appreciation (depreciation) during the year	(71,331)	223,797	(629,940)	354,477
Net increase (decrease) in net assets from operations	(47,343)	331,516	(457,813)	962,423
Contract transactions:
Payments received from contract owners	951	21,567	7,918	29,002
Transfers between Investment Options (including Guaranteed Interest Account), net	(19,128)	803	(319,871)	(153,518)
Transfers for contract benefits and terminations	(309,175)	(466,099)	(450,591)	(771,159)
Contract maintenance charges	(12,349)	(11,010)	(11,735)	(12,034)
Adjustments to net assets allocated to contracts in payout period	-	-	45	1
Net increase (decrease) in net assets resulting from contract transactions	(339,701)	(454,739)	(774,234)	(907,708)
Total increase (decrease) in net assets	(387,044)	(123,223)	(1,232,047)	54,715
Net assets at beginning of period	2,363,798	2,487,021	5,011,656	4,956,941
Net assets at end of period	$ 1,976,754	$ 2,363,798	$ 3,779,609	$ 5,011,656
The accompanying notes are an integral part of these financial statements.

NASSAU LIFE VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended December 31, 2020 and 2019
(Continued)
	Guggenheim VT Long Short Equity Fund		Invesco Oppenheimer V.I. Capital Appreciation Fund
	2020	2019	2020	2019
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ (229)	$ (595)	$ (1,519)	$ (1,249)
Realized gains (losses)	10,438	561	19,778	9,790
Unrealized appreciation (depreciation) during the year	(10,586)	3,546	19,838	19,897
Net increase (decrease) in net assets from operations	(377)	3,512	38,097	28,438
Contract transactions:
Payments received from contract owners	25	-	2,264	-
Transfers between Investment Options (including Guaranteed Interest Account), net	(41,648)	(142)	1,535	138
Transfers for contract benefits and terminations	(422)	(6,195)	(2,609)	(1,906)
Contract maintenance charges	(9)	(20)	(33)	(32)
Adjustments to net assets allocated to contracts in payout period	-	-	-	-
Net increase (decrease) in net assets resulting from contract transactions	(42,054)	(6,357)	1,157	(1,800)
Total increase (decrease) in net assets	(42,431)	(2,845)	39,254	26,638
Net assets at beginning of period	84,668	87,513	110,134	83,496
Net assets at end of period	$ 42,237	$ 84,668	$ 149,388	$ 110,134

	Invesco Oppenheimer V.I. Global Fund		Invesco Oppenheimer V.I. Main Street Small Cap Fund®
	2020	2019	2020	2019
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ (3,808)	$ (3,236)	$ (9,198)	$ (15,752)
Realized gains (losses)	29,648	83,761	10,290	104,437
Unrealized appreciation (depreciation) during the year	76,489	58,500	119,128	176,730
Net increase (decrease) in net assets from operations	102,329	139,025	120,220	265,415
Contract transactions:
Payments received from contract owners	3,038	13,394	8,375	18,469
Transfers between Investment Options (including Guaranteed Interest Account), net	(10,203)	(52,868)	(6,785)	(54,121)
Transfers for contract benefits and terminations	(80,587)	(103,588)	(273,651)	(191,402)
Contract maintenance charges	(812)	(135)	(5,775)	(4,962)
Adjustments to net assets allocated to contracts in payout period	-	-	-	1
Net increase (decrease) in net assets resulting from contract transactions	(88,564)	(143,197)	(277,836)	(232,015)
Total increase (decrease) in net assets	13,765	(4,172)	(157,616)	33,400
Net assets at beginning of period	500,158	504,330	1,214,229	1,180,829
Net assets at end of period	$ 513,923	$ 500,158	$ 1,056,613	$ 1,214,229
The accompanying notes are an integral part of these financial statements.

NASSAU LIFE VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended December 31, 2020 and 2019
(Continued)
	Invesco V.I. American Franchise Fund – Series I Shares		Invesco V.I. Core Equity Fund – Series I Shares
	2020	2019	2020	2019
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ (12,400)	$ (12,671)	$ 274	$ (808)
Realized gains (losses)	112,753	172,814	62,449	32,258
Unrealized appreciation (depreciation) during the year	241,547	132,351	(31,358)	29,521
Net increase (decrease) in net assets from operations	341,900	292,494	31,365	60,971
Contract transactions:
Payments received from contract owners	8,482	10,439	2,669	1,867
Transfers between Investment Options (including Guaranteed Interest Account), net	(115,604)	(54,183)	(983)	(5,778)
Transfers for contract benefits and terminations	(82,709)	(121,532)	(20,407)	(26,705)
Contract maintenance charges	(1,875)	(1,830)	(402)	(605)
Adjustments to net assets allocated to contracts in payout period	210	107	-	-
Net increase (decrease) in net assets resulting from contract transactions	(191,496)	(166,999)	(19,123)	(31,221)
Total increase (decrease) in net assets	150,404	125,495	12,242	29,750
Net assets at beginning of period	1,026,797	901,302	268,786	239,036
Net assets at end of period	$ 1,177,201	$ 1,026,797	$ 281,028	$ 268,786

	Invesco V.I. Equity and Income Fund – Series II Shares		Invesco V.I. Mid Cap Core Equity Fund – Series I Shares
	2020	2019	2020	2019
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ 3,896	$ 3,352	$ (989)	$ (1,356)
Realized gains (losses)	22,833	38,532	28,826	13,071
Unrealized appreciation (depreciation) during the year	14,252	30,737	(16,808)	20,363
Net increase (decrease) in net assets from operations	40,981	72,621	11,029	32,078
Contract transactions:
Payments received from contract owners	8,248	9,423	284	270
Transfers between Investment Options (including Guaranteed Interest Account), net	43,860	(20,344)	(5,110)	(28,768)
Transfers for contract benefits and terminations	(17,648)	(72,340)	(3,585)	(805)
Contract maintenance charges	(102)	(146)	(57)	(71)
Adjustments to net assets allocated to contracts in payout period	-	-	-	-
Net increase (decrease) in net assets resulting from contract transactions	34,358	(83,407)	(8,468)	(29,374)
Total increase (decrease) in net assets	75,339	(10,786)	2,561	2,704
Net assets at beginning of period	406,246	417,032	158,801	156,097
Net assets at end of period	$ 481,585	$ 406,246	$ 161,362	$ 158,801
The accompanying notes are an integral part of these financial statements.

NASSAU LIFE VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended December 31, 2020 and 2019
(Continued)
	Lazard Retirement U.S. Small-Mid Cap Equity Portfolio – Service Shares		Lord Abbett Series Fund Bond Debenture Portfolio – Class VC Shares
	2020	2019	2020	2019
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ (740)	$ (1,074)	$ 12,285	$ 13,060
Realized gains (losses)	(11,469)	2,531	1,738	2,295
Unrealized appreciation (depreciation) during the year	15,636	18,836	14,893	46,471
Net increase (decrease) in net assets from operations	3,427	20,293	28,916	61,826
Contract transactions:
Payments received from contract owners	-	-	1,562	3,196
Transfers between Investment Options (including Guaranteed Interest Account), net	(4,007)	(3,585)	(12,232)	155
Transfers for contract benefits and terminations	(16,518)	(1,197)	(27,451)	(84,432)
Contract maintenance charges	(23)	(33)	(1,043)	(691)
Adjustments to net assets allocated to contracts in payout period	-	-	-	-
Net increase (decrease) in net assets resulting from contract transactions	(20,548)	(4,815)	(39,164)	(81,772)
Total increase (decrease) in net assets	(17,121)	15,478	(10,248)	(19,946)
Net assets at beginning of period	87,974	72,496	522,738	542,684
Net assets at end of period	$ 70,853	$ 87,974	$ 512,490	$ 522,738

	Lord Abbett Series Fund Growth and Income Portfolio – Class VC Shares		Lord Abbett Series Fund Mid Cap Stock Portfolio – Class VC Shares
	2020	2019	2020	2019
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ 7,295	$ 8,761	$ (1,603)	$ (3,513)
Realized gains (losses)	24,975	185,527	26,181	26,575
Unrealized appreciation (depreciation) during the year	(30,852)	246,103	(29,278)	140,216
Net increase (decrease) in net assets from operations	1,418	440,391	(4,700)	163,278
Contract transactions:
Payments received from contract owners	4,009	12,662	1,522	3,281
Transfers between Investment Options (including Guaranteed Interest Account), net	(35,005)	57,819	(100,722)	(20,593)
Transfers for contract benefits and terminations	(287,505)	(237,004)	(133,548)	(91,326)
Contract maintenance charges	(4,575)	(5,127)	(875)	(340)
Adjustments to net assets allocated to contracts in payout period	(73)	(236)	(105)	(91)
Net increase (decrease) in net assets resulting from contract transactions	(323,149)	(171,886)	(233,728)	(109,069)
Total increase (decrease) in net assets	(321,731)	268,505	(238,428)	54,209
Net assets at beginning of period	2,455,578	2,187,073	869,037	814,828
Net assets at end of period	$ 2,133,847	$ 2,455,578	$ 630,609	$ 869,037
The accompanying notes are an integral part of these financial statements.

NASSAU LIFE VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended December 31, 2020 and 2019
(Continued)
	Morningstar Aggressive Growth ETF Asset Allocation Portfolio – Class II		Morningstar Balanced ETF Asset Allocation Portfolio – Class II
	2020	2019	2020	2019
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ 550	$ (246)	$ 5,135	$ 8,609
Realized gains (losses)	6,507	15,387	23,416	30,225
Unrealized appreciation (depreciation) during the year	9,342	27,817	59,558	178,397
Net increase (decrease) in net assets from operations	16,399	42,958	88,109	217,231
Contract transactions:
Payments received from contract owners	-	-	10,828	6,808
Transfers between Investment Options (including Guaranteed Interest Account), net	(5)	602	(154,105)	(140,858)
Transfers for contract benefits and terminations	(12,672)	(46,752)	(182,078)	(199,778)
Contract maintenance charges	(2,785)	(2,756)	(8,439)	(8,718)
Adjustments to net assets allocated to contracts in payout period	-	-	(3,535)	(3,352)
Net increase (decrease) in net assets resulting from contract transactions	(15,462)	(48,906)	(337,329)	(345,898)
Total increase (decrease) in net assets	937	(5,948)	(249,220)	(128,667)
Net assets at beginning of period	224,239	230,187	1,522,497	1,651,164
Net assets at end of period	$ 225,176	$ 224,239	$ 1,273,277	$ 1,522,497

	Morningstar Growth ETF Asset Allocation Portfolio – Class II		Morningstar Income and Growth ETF Asset Allocation Portfolio – Class II
	2020	2019	2020	2019
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ 3,718	$ 2,097	$ 8,619	$ 11,350
Realized gains (losses)	13,304	23,235	21,894	41,366
Unrealized appreciation (depreciation) during the year	24,635	49,357	67,933	116,557
Net increase (decrease) in net assets from operations	41,657	74,689	98,446	169,273
Contract transactions:
Payments received from contract owners	7,333	8,351	2,241	36,582
Transfers between Investment Options (including Guaranteed Interest Account), net	19,998	(26)	(140,950)	101,518
Transfers for contract benefits and terminations	(6,201)	(22,826)	(161,538)	(124,013)
Contract maintenance charges	(1,246)	(1,242)	(8,049)	(9,129)
Adjustments to net assets allocated to contracts in payout period	-	-	(2,596)	(3,077)
Net increase (decrease) in net assets resulting from contract transactions	19,884	(15,743)	(310,892)	1,881
Total increase (decrease) in net assets	61,541	58,946	(212,446)	171,154
Net assets at beginning of period	476,461	417,515	1,647,336	1,476,182
Net assets at end of period	$ 538,002	$ 476,461	$ 1,434,890	$ 1,647,336
The accompanying notes are an integral part of these financial statements.

NASSAU LIFE VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended December 31, 2020 and 2019
(Continued)
	Neuberger Berman AMT Mid Cap Growth Portfolio - S Class		PIMCO CommodityRealReturn® Strategy Portfolio – Advisor Class
	2020	2019	2020	2019
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ (1,052)	$ (878)	$ 26,191	$ 18,269
Realized gains (losses)	11,007	10,522	(33,653)	(18,775)
Unrealized appreciation (depreciation) during the year	21,219	12,457	13,233	57,130
Net increase (decrease) in net assets from operations	31,174	22,101	5,771	56,624
Contract transactions:
Payments received from contract owners	-	132	3,994	1,148
Transfers between Investment Options (including Guaranteed Interest Account), net	3,535	(430)	99,183	47,659
Transfers for contract benefits and terminations	(13,103)	(37,855)	(52,438)	(60,561)
Contract maintenance charges	-	(30)	(3,942)	(4,096)
Adjustments to net assets allocated to contracts in payout period	1,486	26	-	(2)
Net increase (decrease) in net assets resulting from contract transactions	(8,082)	(38,157)	46,797	(15,852)
Total increase (decrease) in net assets	23,092	(16,056)	52,568	40,772
Net assets at beginning of period	67,846	83,902	621,479	580,707
Net assets at end of period	$ 90,938	$ 67,846	$ 674,047	$ 621,479

	PIMCO Real Return Portfolio – Advisor Class		PIMCO Total Return Portfolio – Advisor Class
	2020	2019	2020	2019
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ 298	$ 978	$ 11,234	$ 30,098
Realized gains (losses)	731	(4,700)	30,923	17,949
Unrealized appreciation (depreciation) during the year	36,362	28,302	57,255	82,079
Net increase (decrease) in net assets from operations	37,391	24,580	99,412	130,126
Contract transactions:
Payments received from contract owners	8,908	23,255	4,805	6,952
Transfers between Investment Options (including Guaranteed Interest Account), net	8,773	24,532	37,923	61,709
Transfers for contract benefits and terminations	(32,359)	(71,871)	(193,244)	(1,882,089)
Contract maintenance charges	(419)	(406)	(803)	(1,610)
Adjustments to net assets allocated to contracts in payout period	(4,582)	(21,775)	(806)	(778)
Net increase (decrease) in net assets resulting from contract transactions	(19,679)	(46,265)	(152,125)	(1,815,816)
Total increase (decrease) in net assets	17,712	(21,685)	(52,713)	(1,685,690)
Net assets at beginning of period	367,360	389,045	1,445,921	3,131,611
Net assets at end of period	$ 385,072	$ 367,360	$ 1,393,208	$ 1,445,921
The accompanying notes are an integral part of these financial statements.

NASSAU LIFE VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended December 31, 2020 and 2019
(Continued)
	Rydex VT Inverse Government Long Bond Strategy Fund		Templeton Developing Markets VIP Fund – Class 1
	2020	2019	2020	2019
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ (195)	$ (249)	$ 25,646	$ (1,351)
Realized gains (losses)	(448)	(4,581)	22,949	(11,252)
Unrealized appreciation (depreciation) during the year	(2,783)	2,520	90,109	211,360
Net increase (decrease) in net assets from operations	(3,426)	(2,310)	138,704	198,757
Contract transactions:
Payments received from contract owners	-	-	4,840	4,589
Transfers between Investment Options (including Guaranteed Interest Account), net	2,975	1,664	-	(8,596)
Transfers for contract benefits and terminations	(1)	1	(31,038)	(124,600)
Contract maintenance charges	(70)	(70)	(346)	(414)
Adjustments to net assets allocated to contracts in payout period	-	-	(1,681)	(1,600)
Net increase (decrease) in net assets resulting from contract transactions	2,904	1,595	(28,225)	(130,621)
Total increase (decrease) in net assets	(522)	(715)	110,479	68,136
Net assets at beginning of period	15,125	15,840	928,801	860,665
Net assets at end of period	$ 14,603	$ 15,125	$ 1,039,280	$ 928,801

	Templeton Developing Markets VIP Fund – Class 2		Templeton Foreign VIP Fund – Class 1
	2020	2019	2020	2019
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ 18,931	$ (1,699)	$ 96,882	$ 37,428
Realized gains (losses)	24,177	(8,538)	82,462	282,422
Unrealized appreciation (depreciation) during the year	65,946	166,138	(399,309)	289,461
Net increase (decrease) in net assets from operations	109,054	155,901	(219,965)	609,311
Contract transactions:
Payments received from contract owners	23,003	22,307	75,500	11,785
Transfers between Investment Options (including Guaranteed Interest Account), net	1,784	(12,784)	(172,037)	(131,298)
Transfers for contract benefits and terminations	(52,958)	(81,412)	(479,507)	(903,832)
Contract maintenance charges	(282)	(307)	(2,316)	(2,734)
Adjustments to net assets allocated to contracts in payout period	7	3	(11,146)	(383)
Net increase (decrease) in net assets resulting from contract transactions	(28,446)	(72,193)	(589,506)	(1,026,462)
Total increase (decrease) in net assets	80,608	83,708	(809,471)	(417,151)
Net assets at beginning of period	734,700	650,992	5,581,772	5,998,923
Net assets at end of period	$ 815,308	$ 734,700	$ 4,772,301	$ 5,581,772
The accompanying notes are an integral part of these financial statements.

NASSAU LIFE VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended December 31, 2020 and 2019
(Continued)
	Templeton Foreign VIP Fund – Class 2		Templeton Global Bond VIP Fund – Class 1
	2020	2019	2020	2019
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ 21,935	$ 6,162	$ 161,397	$ 157,605
Realized gains (losses)	(133,635)	(12,154)	53,724	75,804
Unrealized appreciation (depreciation) during the year	51,101	144,019	(373,157)	(205,101)
Net increase (decrease) in net assets from operations	(60,599)	138,027	(158,036)	28,308
Contract transactions:
Payments received from contract owners	4,480	4,593	36,455	32,308
Transfers between Investment Options (including Guaranteed Interest Account), net	(88,833)	(1,298)	(44,034)	(73,132)
Transfers for contract benefits and terminations	(99,989)	(83,223)	(214,855)	(346,351)
Contract maintenance charges	(681)	(856)	(1,082)	(1,027)
Adjustments to net assets allocated to contracts in payout period	730	(254)	(99)	446
Net increase (decrease) in net assets resulting from contract transactions	(184,293)	(81,038)	(223,615)	(387,756)
Total increase (decrease) in net assets	(244,892)	56,989	(381,651)	(359,448)
Net assets at beginning of period	1,338,966	1,281,977	2,557,275	2,916,723
Net assets at end of period	$ 1,094,074	$ 1,338,966	$ 2,175,624	$ 2,557,275

	Templeton Growth VIP Fund – Class 1		Templeton Growth VIP Fund – Class 2
	2020	2019	2020	2019
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ 365,909	$ 373,000	$ 34,743	$ 41,450
Realized gains (losses)	99,030	4,219,794	(51,789)	543,333
Unrealized appreciation (depreciation) during the year	354,083	(1,606,596)	57,639	(210,202)
Net increase (decrease) in net assets from operations	819,022	2,986,198	40,593	374,581
Contract transactions:
Payments received from contract owners	283,086	111,583	8,377	25,703
Transfers between Investment Options (including Guaranteed Interest Account), net	(408,916)	(501,406)	(172,943)	(64,913)
Transfers for contract benefits and terminations	(1,875,675)	(2,184,862)	(306,718)	(480,144)
Contract maintenance charges	(14,819)	(13,081)	(10,493)	(11,750)
Adjustments to net assets allocated to contracts in payout period	31,415	(9,891)	(2,137)	(2,256)
Net increase (decrease) in net assets resulting from contract transactions	(1,984,909)	(2,597,657)	(483,914)	(533,360)
Total increase (decrease) in net assets	(1,165,887)	388,541	(443,321)	(158,779)
Net assets at beginning of period	23,302,883	22,914,342	2,867,243	3,026,022
Net assets at end of period	$ 22,136,996	$ 23,302,883	$ 2,423,922	$ 2,867,243
The accompanying notes are an integral part of these financial statements.

NASSAU LIFE VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended December 31, 2020 and 2019
(Continued)
	TVST Touchstone Balanced Fund		TVST Touchstone Bond Fund
	2020	2019	2020	2019
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ 30	$ 560	$ 3,079	$ (293)
Realized gains (losses)	14,098	(673)	234	(6,163)
Unrealized appreciation (depreciation) during the year	31,553	47,002	60,145	74,737
Net increase (decrease) in net assets from operations	45,681	46,889	63,458	68,281
Contract transactions:
Payments received from contract owners	900	900	4,546	1,379
Transfers between Investment Options (including Guaranteed Interest Account), net	17,526	38,521	36,442	36,294
Transfers for contract benefits and terminations	(46,396)	(32,869)	(62,427)	(128,375)
Contract maintenance charges	(1,032)	(560)	(5,565)	(5,745)
Adjustments to net assets allocated to contracts in payout period	-	-	(12)	(10)
Net increase (decrease) in net assets resulting from contract transactions	(29,002)	5,992	(27,016)	(96,457)
Total increase (decrease) in net assets	16,679	52,881	36,442	(28,176)
Net assets at beginning of period	275,331	222,450	815,498	843,674
Net assets at end of period	$ 292,010	$ 275,331	$ 851,940	$ 815,498

	TVST Touchstone Common Stock Fund		TVST Touchstone Small Company Fund
	2020	2019	2020	2019
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ (23,555)	$ (26,169)	$ (10,137)	$ (12,542)
Realized gains (losses)	168,432	58,170	35,651	115,379
Unrealized appreciation (depreciation) during the year	522,814	752,228	147,309	76,175
Net increase (decrease) in net assets from operations	667,691	784,229	172,823	179,012
Contract transactions:
Payments received from contract owners	19,281	10,706	8,299	6,322
Transfers between Investment Options (including Guaranteed Interest Account), net	(115,608)	(77,730)	(50,564)	(2,969)
Transfers for contract benefits and terminations	(355,986)	(348,126)	(30,784)	(49,487)
Contract maintenance charges	(18,594)	(18,496)	(2,407)	(2,476)
Adjustments to net assets allocated to contracts in payout period	(95)	(96)	(84)	(75)
Net increase (decrease) in net assets resulting from contract transactions	(471,002)	(433,742)	(75,540)	(48,685)
Total increase (decrease) in net assets	196,689	350,487	97,283	130,327
Net assets at beginning of period	3,453,906	3,103,419	1,051,132	920,805
Net assets at end of period	$ 3,650,595	$ 3,453,906	$ 1,148,415	$ 1,051,132

The accompanying notes are an integral part of these financial statements.

NASSAU LIFE VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended December 31, 2020 and 2019
(Continued)
	Virtus Duff & Phelps Real Estate Securities Series – Class A Shares		Virtus KAR Capital Growth Series – Class A Shares
	2020	2019	2020	2019
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ (6,884)	$ 24,344	$ (941,338)	$ (809,599)
Realized gains (losses)	9,535	598,459	8,055,446	4,548,607
Unrealized appreciation (depreciation) during the year	(241,521)	817,902	23,692,522	16,639,526
Net increase (decrease) in net assets from operations	(238,870)	1,440,705	30,806,630	20,378,534
Contract transactions:
Payments received from contract owners	7,925	9,165	509,674	633,475
Transfers between Investment Options (including Guaranteed Interest Account), net	24,232	(129,609)	(1,218,591)	(3,109,120)
Transfers for contract benefits and terminations	(544,959)	(731,547)	(5,824,098)	(6,331,597)
Contract maintenance charges	(6,501)	(7,403)	(44,898)	(51,495)
Adjustments to net assets allocated to contracts in payout period	(1,688)	(1,000)	(15,887)	71,408
Net increase (decrease) in net assets resulting from contract transactions	(520,991)	(860,394)	(6,593,800)	(8,787,329)
Total increase (decrease) in net assets	(759,861)	580,311	24,212,830	11,591,205
Net assets at beginning of period	6,449,428	5,869,117	67,370,435	55,779,230
Net assets at end of period	$ 5,689,567	$ 6,449,428	$ 91,583,265	$ 67,370,435

	Virtus KAR Enhanced Core Equity Series – Class A Shares		Virtus KAR Small-Cap Growth Series – Class A Shares
	2020	2019	2020	2019
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ 17,091	$ (16,900)	$ (158,600)	$ (145,707)
Realized gains (losses)	2,009,930	(28,127)	2,030,080	1,955,512
Unrealized appreciation (depreciation) during the year	(1,022,082)	2,103,321	2,861,592	1,589,909
Net increase (decrease) in net assets from operations	1,004,939	2,058,294	4,733,072	3,399,714
Contract transactions:
Payments received from contract owners	110,530	172,659	22,900	132,924
Transfers between Investment Options (including Guaranteed Interest Account), net	(674,318)	(257,254)	(153,194)	(419,688)
Transfers for contract benefits and terminations	(1,121,808)	(1,067,378)	(984,908)	(1,406,501)
Contract maintenance charges	(8,664)	(5,028)	(4,154)	(5,135)
Adjustments to net assets allocated to contracts in payout period	70,767	9,071	(5,891)	72,609
Net increase (decrease) in net assets resulting from contract transactions	(1,623,493)	(1,147,930)	(1,125,247)	(1,625,791)
Total increase (decrease) in net assets	(618,554)	910,364	3,607,825	1,773,923
Net assets at beginning of period	9,013,537	8,103,173	11,717,415	9,943,492
Net assets at end of period	$ 8,394,983	$ 9,013,537	$ 15,325,240	$ 11,717,415
The accompanying notes are an integral part of these financial statements.

NASSAU LIFE VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended December 31, 2020 and 2019
(Continued)
	Virtus KAR Small-Cap Value Series – Class A Shares		Virtus Newfleet Multi-Sector Intermediate Bond Series – Class A Shares
	2020	2019	2020	2019
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ (15,352)	$ (21,812)	$ 211,969	$ 269,156
Realized gains (losses)	552,488	108,874	(28,295)	(1,670)
Unrealized appreciation (depreciation) during the year	1,005,884	1,231,320	350,508	758,847
Net increase (decrease) in net assets from operations	1,543,020	1,318,382	534,182	1,026,333
Contract transactions:
Payments received from contract owners	16,239	23,286	42,794	59,169
Transfers between Investment Options (including Guaranteed Interest Account), net	(407,878)	(185,541)	(380,882)	(234,511)
Transfers for contract benefits and terminations	(765,939)	(555,262)	(635,284)	(1,220,249)
Contract maintenance charges	(7,709)	(8,076)	(13,875)	(15,672)
Adjustments to net assets allocated to contracts in payout period	1,413	(8,346)	(8,405)	(8,629)
Net increase (decrease) in net assets resulting from contract transactions	(1,163,874)	(733,939)	(995,652)	(1,419,892)
Total increase (decrease) in net assets	379,146	584,443	(461,470)	(393,559)
Net assets at beginning of period	6,541,424	5,956,981	11,424,839	11,818,398
Net assets at end of period	$ 6,920,570	$ 6,541,424	$ 10,963,369	$ 11,424,839

	Virtus SGA International Growth Series – Class A Shares		Virtus Strategic Allocation Series – Class A Shares
	2020	2019	2020	2019
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ (157,240)	$ (57,819)	$ (221,296)	$ (8,115)
Realized gains (losses)	198,002	30,419	1,968,548	840,773
Unrealized appreciation (depreciation) during the year	2,544,841	2,083,561	9,803,109	7,556,559
Net increase (decrease) in net assets from operations	2,585,603	2,056,161	11,550,361	8,389,217
Contract transactions:
Payments received from contract owners	71,103	34,504	149,259	94,355
Transfers between Investment Options (including Guaranteed Interest Account), net	(308,246)	(259,102)	(1,177,633)	(1,302,740)
Transfers for contract benefits and terminations	(1,032,345)	(1,727,920)	(3,578,605)	(4,412,659)
Contract maintenance charges	(22,499)	(23,927)	(18,776)	(20,634)
Adjustments to net assets allocated to contracts in payout period	950	565	(8,885)	1,767
Net increase (decrease) in net assets resulting from contract transactions	(1,291,037)	(1,975,880)	(4,634,640)	(5,639,911)
Total increase (decrease) in net assets	1,294,566	80,281	6,915,721	2,749,306
Net assets at beginning of period	12,766,860	12,686,579	38,883,130	36,133,824
Net assets at end of period	$ 14,061,426	$ 12,766,860	$ 45,798,851	$ 38,883,130
The accompanying notes are an integral part of these financial statements.

NASSAU LIFE VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended December 31, 2020 and 2019
(Continued)
	Wanger International		Wanger Select
	2020	2019	2020	2019
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ 130,409	$ (89,603)	$ (11,366)	$ (35,386)
Realized gains (losses)	819,264	3,034,342	300,382	253,097
Unrealized appreciation (depreciation) during the year	1,184,673	1,999,890	266,510	666,617
Net increase (decrease) in net assets from operations	2,134,346	4,944,629	555,526	884,328
Contract transactions:
Payments received from contract owners	36,844	54,490	1,864	5,064
Transfers between Investment Options (including Guaranteed Interest Account), net	(536,975)	(380,611)	(161,755)	(40,760)
Transfers for contract benefits and terminations	(1,446,421)	(5,473,321)	(244,561)	(2,816,841)
Contract maintenance charges	(9,659)	(8,514)	(1,153)	(605)
Adjustments to net assets allocated to contracts in payout period	(1,540)	(1,997)	3	(925)
Net increase (decrease) in net assets resulting from contract transactions	(1,957,751)	(5,809,953)	(405,602)	(2,854,067)
Total increase (decrease) in net assets	176,595	(865,324)	149,924	(1,969,739)
Net assets at beginning of period	19,192,692	20,058,016	2,558,768	4,528,507
Net assets at end of period	$ 19,369,287	$ 19,192,692	$ 2,708,692	$ 2,558,768

	Wanger USA
	2020	2019
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ (296,509)	$ (259,161)
Realized gains (losses)	2,719,550	4,521,394
Unrealized appreciation (depreciation) during the year	2,833,481	2,553,924
Net increase (decrease) in net assets from operations	5,256,522	6,816,157
Contract transactions:
Payments received from contract owners	37,617	61,091
Transfers between Investment Options (including Guaranteed Interest Account), net	(919,306)	(1,761,605)
Transfers for contract benefits and terminations	(1,494,828)	(4,746,500)
Contract maintenance charges	(8,517)	(8,290)
Adjustments to net assets allocated to contracts in payout period	(2,132)	(2,120)
Net increase (decrease) in net assets resulting from contract transactions	(2,387,166)	(6,457,424)
Total increase (decrease) in net assets	2,869,356	358,733
Net assets at beginning of period	25,681,229	25,322,496
Net assets at end of period	$ 28,550,585	$ 25,681,229
The accompanying notes are an integral part of these financial statements.

NASSAU LIFE VARIABLE ACCUMULATION ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 1—Organization
The Nassau Life Variable Accumulation Account (the “Separate Account”) is a separate account of Nassau Life Insurance Company (“NNY”, the Company, “we” or “us”). NNY is a wholly-owned subsidiary of The Nassau Companies of New York (“NCNY”), whose ultimate parent is Nassau Insurance Group Holdings GP, LLC (“Nassau”). Founded in April 2015, Nassau is a privately held insurance and reinsurance business focused on building a franchise across the insurance value chain. NCNY is a privately held, wholly-owned subsidiary of Nassau, serving as its U.S. life and annuity platform.
NNY, formerly known as Phoenix Life Insurance Company and NCNY, formerly known as The Phoenix Companies, Inc. changed their names effective October 10, 2018 and November 13, 2018, respectively. Nassau, formerly known as Nassau Reinsurance Group Holdings L.P., changed its name effective October 5, 2018. The Separate Account, formerly known as Phoenix Life Variable Accumulation Account, changed its name effective December 6, 2018.
The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and was established on June 17, 1985. The Separate Account currently consists of 60 investment options (also known as sub-accounts) that invest in shares of underlying mutual funds.
The contract owners may allocate premium payments and contract value to the following sub-accounts in the variable contract ("contract") which have the same or similar name as the underlying mutual funds (collectively, the “Funds” or individually, the “Fund”):
AB VPS Balanced Wealth Strategy Portfolio-Class B
Alger Capital Appreciation Portfolio-Class I-2 Shares
AMT Sustainable Equity Portfolio Class S
Calvert VP S&P MidCap 400 Index Portfolio-Class I Shares
DWS Equity 500 Index VIP-Class A (formerly Deutsche Equity 500 Index VIP-Class A)
DWS Small Cap Index VIP-Class A (formerly Deutsche Small Cap Index VIP-Class A)
Federated Hermes Fund for U.S. Government Securities II
Federated Hermes Government Money Fund II
Federated Hermes High Income Bond Fund II
Fidelity ® VIP Contrafund® Portfolio-Service Class
Fidelity ® VIP Growth Opportunities Portfolio-Service Class
Fidelity ® VIP Growth Portfolio-Service Class
Fidelity ® VIP Investment Grade Bond Portfolio-Service Class
Franklin Flex Cap Growth VIP Fund-Class 2
Franklin Income VIP Fund-Class 2
Franklin Mutual Shares VIP Fund-Class 2
Guggenheim Long Short Equity Fund
Invesco Oppenheimer V.I. Capital Appreciation Fund
Invesco Oppenheimer V.I. Global Fund
Invesco Oppenheimer V.I. Main Street Small Cap Fund
Invesco V.I. American Franchise Fund-Series I Shares
Invesco V.I. Core Equity Fund-Series I Shares
Invesco V.I. Equity and Income Fund-Series II Shares
Invesco V.I. Mid Cap Core Equity Fund-Series I Shares
Lazard Retirement U.S. Small-Mid Cap Equity Portfolio-Service Shares
Lord Abbett Series Fund Bond Debenture Portfolio-Class VC Shares
Lord Abbett Series Fund Growth and Income Portfolio-Class VC Shares
Lord Abbett Series Fund Mid Cap Stock Portfolio-Class VC Shares
Morningstar Aggressive Growth ETF Asset Allocation Portfolio-Class II
Morningstar Balanced ETF Asset Allocation Portfolio-Class II
Morningstar Growth ETF Asset Allocation Portfolio-Class II
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II
Neuberger Berman AMT Mid Cap Growth Portfolio-S Class

NASSAU LIFE VARIABLE ACCUMULATION ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 1—Organization  (Continued)
PIMCO CommodityRealReturn® Strategy Portfolio-Advisor Class
PIMCO Real Return Portfolio-Advisor Class
PIMCO Total Return Portfolio-Advisor Class
Rydex Inverse Government Long Bond Strategy Fund
Rydex Nova Fund
Templeton Developing Markets VIP Fund-Class 1
Templeton Developing Markets VIP Fund-Class 2
Templeton Foreign VIP Fund-Class 1
Templeton Foreign VIP Fund-Class 2
Templeton Global Bond VIP Fund-Class 1
Templeton Growth VIP Fund-Class 1
Templeton Growth VIP Fund-Class 2
TVST Touchstone Balanced Fund
TVST Touchstone Bond Fund
TVST Touchstone Common Stock Fund
TVST Touchstone Small Company Fund
Virtus Duff & Phelps Real Estate Securities Series-Class A Shares
Virtus KAR Capital Growth Series-Class A Shares
Virtus KAR Enhanced Core Equity Series-Class A Shares
Virtus KAR Small-Cap Growth Series-Class A Shares
Virtus KAR Small-Cap Value Series-Class A Shares
Virtus Newfleet Multi-Sector Intermediate Bond Series-Class A Shares
Virtus SGA International Growth Series-Class A Shares
Virtus Strategic Allocation Series-Class A Shares
Wanger International
Wanger Select
Wanger USA
Additionally, contract owners also may direct the allocation of their premium payments and contract value between the Separate Account and the Guaranteed Interest Account ("GIA").
NNY and the Separate Account are subject to regulation by the New York Department of Financial Services and the U.S. Securities and Exchange Commission ("SEC"). The assets and liabilities of the Separate Account are clearly identified and distinguished from NNY’s other asset and liabilities. Premium payments and contract value allocated by a contract owner to the GIA are not legally insulated and are subject to claims against NNY’s general account assets.
Note 2—Significant Accounting Policies
The financial statements have been prepared in accordance with US generally accepted accounting principles (“GAAP”). The Separate Account is an investment company and follows the accounting and reporting guidance in Financial Accounting Standards Board’s Accounting Standards Codification (“ASC”) Topic 946, Financial Services-Investment Companies. The following is a summary of significant accounting policies of the Separate Account:
A.     Valuation of investments: Investments are made in the Funds and stated at fair value based on the reported net asset values of the respective Funds, which in turn value their investment securities at fair value.

NASSAU LIFE VARIABLE ACCUMULATION ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 2—Significant Accounting Policies (Continued)
The Separate Account measures the fair value of its investment in the Fund on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:
•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Separate Account has the ability to access.
•	Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent observable inputs are not available, representing the Separate Account’s own assumptions about the assumptions a market participant would use in valuing the assets or liability, and would be based on the best information available.
Investments in Fund shares are valued using the reported net asset value of the respective Funds at the end of each New York Stock Exchange business day, as determined by the respective Funds. Investments held by the Separate Account are Level 1 within the hierarchy. There were no transfers between Level 1, Level 2 and Level 3 during the year ended December 31, 2020.
B.     Contracts in payout (annuitization) period: Net assets allocated to contracts in the payout period are computed according to the 1983a Individual Annuitant Mortality Table, or Annuity 2000 Mortality Table depending on the product. The assumed interest return is also dependent on product, and could range from 2.5 percent to 6 percent, as regulated by the laws of the respective states. During the payout period, the mortality risk is fully borne by NNY and may result in additional amounts being transferred into the variable annuity account from NNY to cover greater longevity of annuitants than expected. Conversely, if amounts allocated during the payout period exceed amounts required, transfers of excess amounts may be made to NNY.
C.     Investment transactions and related income: Investment transactions are recorded on the trade date. Realized gains and losses on the sales of shares of the Funds are computed on the basis of last in first out (“LIFO”). Dividend income and realized gain distributions from investments are recorded on the ex-dividend date.
D.     Income taxes: NNY is taxed as a life insurance entity under the provisions of the internal revenue code of 1986, as amended, (the “Code”) and it together with the operations of the separate accounted are included in the consolidated federal income tax return of NCNY. NCNY is no longer subject to US federal income tax examination by tax authorities for years before 2016. Under current provision of the code, NNY does not expect to incur federal income taxes on the earnings of the separate account to the extent that the enrings are credited under the contracts. Based on this expectation, no charge is being made current to the separate account for federal income taxes. NNY will periodically review the tax liability of the separate account in the event of changes in the tax law and may assess a charge in future years for any federal income taxes that would be applied against the Separate Account.
E.     Use of estimates: The preparation of financial statements in accordance with GAAP requires NNY management to make estimates and assumptions that affect amounts reported therein. Actual results could differ from these estimates.

NASSAU LIFE VARIABLE ACCUMULATION ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 3—Purchases and Proceeds from Sales of Investments
The cost of purchases and proceeds from sales of investments for the period ended December 31, 2020 were as follows:
Investment Option	Purchases	Sales
AB VPS Balanced Wealth Strategy Portfolio – Class B	$ 128,930	$ 57,515
Alger Capital Appreciation Portfolio – Class I-2 Shares	181,110	146,958
AMT Sustainable Equity Portfolio - Class S	72,266	287,251
Calvert VP S&P MidCap 400 Index Portfolio – Class I Shares	77,524	232,439
DWS Equity 500 Index VIP – Class A	1,027,499	694,855
DWS Small Cap Index VIP – Class A	32,386	131,799
Federated Hermes Fund for U.S. Government Securities II	578,955	754,149
Federated Hermes Government Money Fund II - Service Shares	3,643,186	3,737,477
Federated Hermes High Income Bond Fund II – Primary Shares	140,042	132,875
Fidelity ® VIP Contrafund® Portfolio – Service Class	337,855	1,363,657
Fidelity ® VIP Growth Opportunities Portfolio – Service Class	570,869	1,168,427
Fidelity ® VIP Growth Portfolio – Service Class	345,397	212,988
Fidelity ® VIP Investment Grade Bond Portfolio – Service Class	176,158	484,582
Franklin Flex Cap Growth VIP Fund – Class 2	4,459	30,290
Franklin Income VIP Fund – Class 2	227,671	475,404
Franklin Mutual Shares VIP Fund – Class 2	421,409	1,004,501
Guggenheim VT Long Short Equity Fund	336	42,620
Invesco Oppenheimer V.I. Capital Appreciation Fund	23,220	4,143
Invesco Oppenheimer V.I. Global Fund/VA – Service Shares	22,462	99,165
Invesco Oppenheimer V.I. Main Street Small Cap Fund®	56,996	331,286
Invesco V.I. American Franchise Fund – Series I Shares	84,850	213,944
Invesco V.I. Core Equity Fund – Series I Shares	66,251	26,993
Invesco V.I. Equity and Income Fund – Series II Shares	129,806	73,036
Invesco V.I. Mid Cap Core Equity Fund – Series I Shares 1	32,108	12,714
Lazard Retirement U.S. Small-Mid Cap Equity Portfolio – Service Shares	13,011	28,764
Lord Abbett Series Fund Bond Debenture Portfolio – Class VC Shares	38,031	64,910
Lord Abbett Series Fund Growth and Income Portfolio – Class VC Shares	136,742	452,596
Lord Abbett Series Fund Mid Cap Stock Portfolio – Class VC Shares	27,469	262,800
Morningstar Aggressive Growth ETF Asset Allocation Portfolio – Class II	7,758	18,612
Morningstar Balanced ETF Asset Allocation Portfolio – Class II	104,800	421,704
Morningstar Growth ETF Asset Allocation Portfolio – Class II	51,066	13,358
Morningstar Income and Growth ETF Asset Allocation Portfolio – Class II	51,431	336,804
Neuberger Berman AMT Mid Cap Growth Portfolio - S Class	38,441	42,909
PIMCO CommodityRealReturn® Strategy Portfolio – Advisor Class	137,890	64,902
PIMCO Real Return Portfolio – Advisor Class	29,932	49,311
PIMCO Total Return Portfolio – Advisor Class	175,319	299,684
Rydex VT Inverse Government Long Bond Strategy Fund	3,407	697
Templeton Developing Markets VIP Fund – Class 1	64,371	44,833
Templeton Developing Markets VIP Fund – Class 2	96,768	89,221
Templeton Foreign VIP Fund – Class 1	230,844	723,468
Templeton Foreign VIP Fund – Class 2	74,114	236,472
Templeton Global Bond VIP Fund – Class 1	227,457	289,675
Templeton Growth VIP Fund – Class 1	900,760	2,519,760
Templeton Growth VIP Fund – Class 2	114,142	563,313
TVST Touchstone Balanced Fund	31,505	50,689
TVST Touchstone Bond Fund	71,840	95,777
TVST Touchstone Common Stock Fund	150,652	543,552
TVST Touchstone Small Company Fund	87,873	137,945
Virtus Duff & Phelps Real Estate Securities Series – Class A Shares	447,227	869,636
Virtus KAR Capital Growth Series – Class A Shares	5,374,506	7,994,979
Virtus KAR Enhanced Core Equity Series – Class A Shares	2,127,921	1,849,494
Virtus KAR Small-Cap Growth Series – Class A Shares	1,978,037	1,510,536

NASSAU LIFE VARIABLE ACCUMULATION ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 3—Purchases and Proceeds from Sales of Investments (Continued)
Investment Option	Purchases	Sales
Virtus KAR Small-Cap Value Series – Class A Shares	$ 596,471	$ 1,338,611
Virtus Newfleet Multi-Sector Intermediate Bond Series –Class A Shares	505,235	1,288,939
Virtus SGA International Growth Series – Class A Shares	312,645	1,581,459
Virtus Strategic Allocation Series – Class A Shares	1,665,690	5,218,321
Wanger International	1,019,258	2,234,286
Wanger Select	291,976	438,479
Wanger USA	2,612,196	2,744,676
	$ 28,178,530	$ 46,140,240

NASSAU LIFE VARIABLE ACCUMULATION ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 4—Changes in Units Outstanding
The changes in units outstanding were as follows:
	For the period ended December 31, 2020			For the period ended December 31, 2019
Investment Option	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
AB VPS Balanced Wealth Strategy Portfolio – Class B	58,462	(30,671)	27,791	27,353	(35,485)	(8,132)
Alger Capital Appreciation Portfolio – Class I-2 Shares	490	(36,178)	(35,688)	665	(48,907)	(48,242)
AMT Sustainable Equity Portfolio - Class S	24,641	(260,344)	(235,703)	1,337,377	(133,395)	1,203,982
Calvert VP S&P MidCap 400 Index Portfolio – Class I Shares	17,184	(98,547)	(81,363)	6,219	(48,760)	(42,541)
DWS Equity 500 Index VIP – Class A	233,653	(205,346)	28,307	55,448	(207,983)	(152,535)
DWS Small Cap Index VIP – Class A	1,137	(63,306)	(62,169)	7,317	(12,237)	(4,920)
Federated Hermes Fund for U.S. Government Securities II	319,581	(426,647)	(107,066)	270,981	(517,639)	(246,658)
Federated Hermes Government Money Fund II - Service Shares	4,081,175	(4,090,697)	(9,522)	2,289,650	(2,760,053)	(470,403)
Federated Hermes High Income Bond Fund II – Primary Shares	27,763	(46,473)	(18,710)	9,452	(67,253)	(57,801)
Fidelity ® VIP Contrafund® Portfolio – Service Class	146,851	(406,776)	(259,925)	100,725	(372,637)	(271,912)
Fidelity ® VIP Growth Opportunities Portfolio – Service Class	90,915	(265,499)	(174,584)	72,963	(222,454)	(149,491)
Fidelity ® VIP Growth Portfolio – Service Class	76,093	(73,484)	2,609	31,651	(197,284)	(165,633)
Fidelity ® VIP Investment Grade Bond Portfolio – Service Class	93,039	(308,145)	(215,106)	343,880	(300,816)	43,064
Franklin Flex Cap Growth VIP Fund – Class 2	202	(10,982)	(10,780)	-	(6,490)	(6,490)
Franklin Income VIP Fund – Class 2	67,938	(282,349)	(214,411)	105,345	(384,715)	(279,370)
Franklin Mutual Shares VIP Fund – Class 2	106,444	(422,742)	(316,298)	34,632	(443,862)	(409,230)
Guggenheim VT Long Short Equity Fund	32	(25,484)	(25,452)	-	(3,711)	(3,711)
Invesco Oppenheimer V.I. Capital Appreciation Fund	1,257	(871)	386	63	(872)	(809)
Invesco Oppenheimer V.I. Global Fund/VA – Service Shares	2,477	(45,653)	(43,176)	6,564	(79,900)	(73,336)
Invesco Oppenheimer V.I. Main Street Small Cap Fund®	25,574	(164,232)	(138,658)	20,027	(136,207)	(116,180)
Invesco V.I. American Franchise Fund – Series I Shares	3,611	(81,042)	(77,431)	5,446	(83,276)	(77,830)
Invesco V.I. Core Equity Fund – Series I Shares	2,519	(11,211)	(8,692)	1,536	(18,614)	(17,078)
Invesco V.I. Equity and Income Fund – Series II Shares	61,201	(41,439)	19,762	14,776	(60,005)	(45,229)
Invesco V.I. Mid Cap Core Equity Fund – Series I Shares 1	1,252	(5,264)	(4,012)	1,365	(16,267)	(14,902)
Lazard Retirement U.S. Small-Mid Cap Equity Portfolio – Service Shares	3,511	(11,538)	(8,027)	807	(2,757)	(1,950)
Lord Abbett Series Fund Bond Debenture Portfolio – Class VC Shares	9,374	(27,455)	(18,081)	2,923	(41,516)	(38,593)
Lord Abbett Series Fund Growth and Income Portfolio – Class VC Shares	61,524	(226,036)	(164,512)	61,705	(152,095)	(90,390)
Lord Abbett Series Fund Mid Cap Stock Portfolio – Class VC Shares	14,776	(139,720)	(124,944)	3,293	(63,507)	(60,214)
Morningstar Aggressive Growth ETF Asset Allocation Portfolio – Class II	53	(9,586)	(9,533)	448	(30,299)	(29,851)
Morningstar Balanced ETF Asset Allocation Portfolio – Class II	48,554	(269,709)	(221,155)	4,807	(247,238)	(242,431)
Morningstar Growth ETF Asset Allocation Portfolio – Class II	16,803	(5,631)	11,172	5,257	(15,533)	(10,276)
Morningstar Income and Growth ETF Asset Allocation Portfolio – Class II	3,474	(229,409)	(225,935)	122,418	(120,383)	2,035
Neuberger Berman AMT Mid Cap Growth Portfolio - S Class	23,203	(24,482)	(1,279)	96	(28,440)	(28,344)
PIMCO CommodityRealReturn® Strategy Portfolio – Advisor Class	227,541	(129,723)	97,818	113,161	(142,996)	(29,835)
PIMCO Real Return Portfolio – Advisor Class	18,828	(31,380)	(12,552)	34,551	(67,697)	(33,146)
PIMCO Total Return Portfolio – Advisor Class	77,331	(168,746)	(91,415)	60,483	(1,234,928)	(1,174,445)
Rydex VT Inverse Government Long Bond Strategy Fund	18,951	(2,652)	16,299	13,121	(6,123)	6,998
Templeton Developing Markets VIP Fund – Class 1	2,539	(18,501)	(15,962)	2,614	(78,786)	(76,172)
Templeton Developing Markets VIP Fund – Class 2	32,608	(45,595)	(12,987)	21,325	(65,412)	(44,087)
Templeton Foreign VIP Fund – Class 1	22,781	(199,577)	(176,796)	3,177	(280,242)	(277,065)
Templeton Foreign VIP Fund – Class 2	28,396	(135,456)	(107,060)	13,620	(58,232)	(44,612)
Templeton Global Bond VIP Fund – Class 1	7,275	(52,023)	(44,748)	6,160	(79,829)	(73,669)
Templeton Growth VIP Fund – Class 1	44,732	(352,189)	(307,457)	17,918	(420,754)	(402,836)
Templeton Growth VIP Fund – Class 2	24,929	(276,952)	(252,023)	97,461	(408,795)	(311,334)
TVST Touchstone Balanced Fund	9,763	(24,037)	(14,274)	22,109	(18,699)	3,410
TVST Touchstone Bond Fund	42,609	(63,176)	(20,567)	47,727	(120,797)	(73,070)
TVST Touchstone Common Stock Fund	14,727	(210,377)	(195,650)	15,298	(220,262)	(204,964)
TVST Touchstone Small Company Fund	26,571	(56,170)	(29,599)	12,582	(34,704)	(22,122)
Virtus Duff & Phelps Real Estate Securities Series – Class A Shares	71,014	(114,283)	(43,269)	32,109	(198,271)	(166,162)
Virtus KAR Capital Growth Series – Class A Shares	39,714	(427,834)	(388,120)	126,162	(780,109)	(653,947)

NASSAU LIFE VARIABLE ACCUMULATION ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 4—Changes in Units Outstanding (Continued)
	For the period ended December 31, 2020			For the period ended December 31, 2019
Investment Option	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
Virtus KAR Enhanced Core Equity Series – Class A Shares	69,421	(715,789)	(646,368)	122,937	(647,006)	(524,069)
Virtus KAR Small-Cap Growth Series – Class A Shares	24,661	(145,970)	(121,309)	37,541	(252,887)	(215,346)
Virtus KAR Small-Cap Value Series – Class A Shares	32,021	(320,814)	(288,793)	30,662	(242,793)	(212,131)
Virtus Newfleet Multi-Sector Intermediate Bond Series –Class A Shares	69,456	(185,114)	(115,658)	34,392	(347,894)	(313,502)
Virtus SGA International Growth Series – Class A Shares	75,717	(579,095)	(503,378)	232,266	(929,808)	(697,542)
Virtus Strategic Allocation Series – Class A Shares	12,600	(417,043)	(404,443)	11,192	(492,740)	(481,548)
Wanger International	27,693	(242,330)	(214,637)	-	(643,763)	(643,763)
Wanger Select	1,140	(66,453)	(65,313)	-	(532,302)	(532,302)
Wanger USA	14,770	(257,735)	(242,965)	-	(618,639)	(618,639)

NASSAU LIFE VARIABLE ACCUMULATION ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 5—Financial Highlights
A summary of units outstanding, unit values, net assets, investment income ratios, expense ratios (excluding expenses of the underlying fund) and total return ratios for each of the five years in the periods ended December 31, 2020, 2019, 2018, 2017, and 2016 follows:
	At December 31,					For the periods ended December 31,
	Units (000's)	Unit Fair Value [3] (Lowest to Highest)			Net Assets (000's)	Investment Income Ratio[1]	Expense Ratio [2] (Lowest to Highest)			Total Return [3] (Lowest to Highest)
AB VPS Balanced Wealth Strategy Portfolio – Class B
2020 ‡	469	1.69	to	1.84	817	2.15%	1.00%	to	1.65%	7.45%	to	8.16%
2019	441	1.58	to	1.70	712	2.38%	1.00%	to	1.65%	16.26%	to	17.02%
2018 ‡	449	1.36	to	1.46	621	1.65%	1.00%	to	1.65%	(7.96%)	to	(7.35%)
2017 ‡	630	1.47	to	1.57	949	1.74%	1.00%	to	1.65%	13.72%	to	14.47%
2016	787	1.28	to	1.37	1,040	1.81%	1.00%	to	1.80%	2.57%	to	3.40%
Alger Capital Appreciation Portfolio – Class I-2 Shares
2020	319	5.91	to	5.50	1,410	-	0.90%	to	1.80%	39.21%	to	40.48%
2019	355	4.25	to	3.91	1,113	-	0.90%	to	1.80%	31.18%	to	32.38%
2018	403	3.24	to	2.96	950	0.08%	0.90%	to	1.80%	(1.91%)	to	(1.00%)
2017 ‡	419	3.30	to	2.99	1,004	0.15%	0.90%	to	1.80%	28.73%	to	29.91%
2016	487	2.56	to	2.30	922	0.18%	0.90%	to	1.80%	(1.30%)	to	(0.40%)
AMT Sustainable Equity Portfolio - Class S
2020 ‡	968	1.27	to	1.29	1,240	0.36%	0.90%	to	1.80%	17.14%	to	18.21%
2019 [4]	1,204	1.08	to	1.09	1,310	0.28%	0.90%	to	1.80%	8.47%	to	9.16%
Calvert VP S&P MidCap 400 Index Portfolio – Class I Shares
2020	359	2.90	to	3.08	1,063	1.15%	0.90%	to	1.38%	11.77%	to	12.30%
2019	441	2.59	to	2.74	1,163	1.14%	0.90%	to	1.38%	24.10%	to	24.70%
2018 ‡	483	2.09	to	2.20	1,026	1.17%	0.90%	to	1.38%	(12.56%)	to	(12.13%)
2017 ‡	428	2.36	to	2.50	1,038	0.70%	0.90%	to	1.50%	14.16%	to	14.85%
2016 ‡	313	2.07	to	2.18	660	0.62%	0.90%	to	1.50%	18.47%	to	19.19%
DWS Equity 500 Index VIP – Class A
2020 ‡	1,503	3.31	to	4.09	5,691	1.62%	0.90%	to	1.80%	15.97%	to	17.03%
2019	1,475	2.85	to	3.49	4,790	1.96%	0.90%	to	1.80%	28.83%	to	30.01%
2018	1,627	2.21	to	2.69	4,076	1.66%	0.90%	to	1.80%	(6.38%)	to	(5.51%)
2017 ‡	1,703	2.36	to	2.84	4,528	1.80%	0.90%	to	1.80%	19.36%	to	20.45%
2016 ‡	1,654	1.98	to	2.36	3,646	2.11%	0.90%	to	1.80%	9.61%	to	10.61%
DWS Small Cap Index VIP – Class A
2020	82	2.81	to	2.99	237	1.25%	0.90%	to	1.38%	17.79%	to	18.36%
2019	145	2.38	to	2.52	352	1.04%	0.90%	to	1.38%	23.50%	to	24.10%
2018 ‡	149	1.93	to	1.99	294	0.90%	1.10%	to	1.38%	(12.46%)	to	(12.21%)
2017	179	2.18	to	2.27	399	0.94%	1.10%	to	1.50%	12.62%	to	13.08%
2016 ‡	130	1.93	to	2.00	256	1.20%	1.10%	to	1.50%	19.22%	to	19.70%
Federated Hermes Fund for U.S. Government Securities II
2020	1,812	1.38	to	1.71	2,902	2.57%	0.90%	to	1.80%	3.32%	to	4.27%
2019	1,919	1.33	to	1.64	2,996	2.48%	0.90%	to	1.80%	3.99%	to	4.95%
2018	2,165	1.28	to	1.56	3,220	2.41%	0.90%	to	1.80%	(1.36%)	to	(0.45%)
2017 ‡	2,271	1.30	to	1.57	3,418	2.42%	0.90%	to	1.80%	0.10%	to	1.01%
2016 ‡	3,105	1.30	to	1.55	4,642	2.75%	0.90%	to	1.80%	(0.22%)	to	0.70%
Federated Hermes Government Money Fund II - Service Shares
2020	8,933	0.81	to	0.94	8,012	0.20%	0.90%	to	2.25%	(2.05%)	to	(0.69%)
2019	8,943	0.86	to	0.94	8,107	1.63%	0.90%	to	1.80%	(0.19%)	to	0.73%
2018	9,413	0.86	to	0.94	8,499	1.23%	0.90%	to	1.80%	(0.58%)	to	0.33%
2017	10,538	0.87	to	0.93	9,523	0.31%	0.90%	to	1.80%	(1.48%)	to	(0.59%)
2016 ‡	12,202	0.88	to	0.94	11,138	0.00%*	0.90%	to	1.80%	(1.79%)	to	(0.89%)

NASSAU LIFE VARIABLE ACCUMULATION ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 5—Financial Highlights (Continued)
	At December 31,					For the periods ended December 31,
	Units (000's)	Unit Fair Value [3] (Lowest to Highest)			Net Assets (000's)	Investment Income Ratio[1]	Expense Ratio [2] (Lowest to Highest)			Total Return [3] (Lowest to Highest)
Federated Hermes High Income Bond Fund II – Primary Shares
2020	436	2.71	to	3.23	1,236	5.87%	0.90%	to	1.80%	3.69%	to	4.64%
2019	455	2.61	to	3.09	1,235	6.07%	0.90%	to	1.80%	12.49%	to	13.51%
2018	513	2.32	to	2.72	1,229	8.31%	0.90%	to	1.80%	(5.04%)	to	(4.16%)
2017	598	2.44	to	2.84	1,496	6.89%	0.90%	to	1.80%	5.02%	to	5.98%
2016 ‡	672	2.33	to	2.68	1,592	6.35%	0.90%	to	1.80%	12.76%	to	13.79%
Fidelity ® VIP Contrafund® Portfolio – Service Class
2020	2,965	4.71	to	5.20	12,583	0.15%	0.90%	to	1.80%	28.09%	to	29.26%
2019	3,224	3.67	to	4.02	10,630	0.36%	0.90%	to	1.80%	29.09%	to	30.27%
2018	3,496	2.85	to	3.09	8,906	0.59%	0.90%	to	1.80%	(8.18%)	to	(7.33%)
2017 ‡	3,884	3.10	to	3.33	10,710	0.89%	0.90%	to	1.80%	19.58%	to	20.67%
2016	4,512	2.59	to	2.76	10,341	0.71%	0.90%	to	1.80%	5.98%	to	6.94%
Fidelity ® VIP Growth Opportunities Portfolio – Service Class
2020	946	6.47	to	6.26	5,168	0.01%	0.90%	to	1.80%	65.47%	to	66.98%
2019	1,121	3.91	to	3.75	3,748	0.05%	0.90%	to	1.80%	38.17%	to	39.43%
2018	1,270	2.83	to	2.69	3,094	0.10%	0.90%	to	1.80%	10.31%	to	11.33%
2017	1,413	2.57	to	2.41	3,166	0.19%	0.90%	to	1.80%	31.99%	to	33.20%
2016 ‡	1,786	1.94	to	1.81	3,030	0.23%	0.90%	to	1.80%	(1.55%)	to	(0.65%)
Fidelity ® VIP Growth Portfolio – Service Class
2020	640	4.06	to	4.19	2,102	0.06%	0.90%	to	1.80%	41.17%	to	42.46%
2019	638	2.88	to	2.94	1,482	0.16%	0.90%	to	1.80%	31.77%	to	32.98%
2018	803	2.18	to	2.21	1,406	0.15%	0.90%	to	1.80%	(2.08%)	to	(1.18%)
2017	997	2.23	to	2.24	1,743	0.11%	0.90%	to	1.80%	32.58%	to	33.79%
2016	1,048	1.68	to	1.67	1,403	-	0.90%	to	1.80%	(1.09%)	to	(0.19%)
Fidelity ® VIP Investment Grade Bond Portfolio – Service Class
2020	1,173	1.48	to	1.68	1,870	2.15%	0.90%	to	1.80%	7.29%	to	8.27%
2019	1,388	1.38	to	1.55	2,048	2.78%	0.90%	to	1.80%	7.61%	to	8.60%
2018 ‡	1,345	1.28	to	1.43	1,833	2.41%	0.90%	to	1.80%	(2.43%)	to	(1.53%)
2017	1,470	1.31	to	1.45	2,037	2.20%	0.90%	to	1.80%	2.29%	to	3.22%
2016	1,732	1.28	to	1.41	2,333	2.38%	0.90%	to	1.80%	2.75%	to	3.69%
Franklin Flex Cap Growth VIP Fund – Class 2
2020	21	3.70	to	3.70	77	-	1.25%	to	1.25%	43.08%	to	43.08%
2019	32	2.58	to	2.58	82	-	1.25%	to	1.25%	29.53%	to	29.53%
2018 ‡	38	2.00	to	2.00	76	-	1.25%	to	1.25%	1.84%	to	1.84%
2017 ‡	40	1.96	to	1.96	79	-	1.25%	to	1.25%	25.36%	to	25.36%
2016	56	1.49	to	1.56	87	-	1.25%	to	1.80%	(4.63%)	to	(4.10%)
Franklin Income VIP Fund – Class 2
2020	1,143	1.71	to	1.96	1,977	5.95%	0.90%	to	1.80%	(1.12%)	to	(0.21%)
2019	1,358	1.73	to	1.96	2,364	5.30%	0.90%	to	1.80%	13.97%	to	15.02%
2018	1,637	1.52	to	1.70	2,487	4.85%	0.90%	to	1.80%	(6.03%)	to	(5.17%)
2017	2,003	1.62	to	1.80	3,225	4.21%	0.90%	to	1.80%	7.71%	to	8.69%
2016 ‡	2,470	1.50	to	1.65	3,684	4.96%	0.90%	to	1.80%	11.98%	to	13.00%
Franklin Mutual Shares VIP Fund – Class 2
2020	1,594	2.09	to	2.44	3,780	2.70%	0.90%	to	1.80%	(6.75%)	to	(5.90%)
2019	1,910	2.24	to	2.59	5,012	1.78%	0.90%	to	1.80%	20.37%	to	21.47%
2018	2,319	1.86	to	2.13	4,957	2.38%	0.90%	to	1.80%	(10.71%)	to	(9.89%)
2017	2,566	2.09	to	2.36	6,070	2.21%	0.90%	to	1.80%	6.41%	to	7.38%
2016	2,963	1.96	to	2.20	6,463	2.00%	0.90%	to	1.80%	13.98%	to	15.02%

NASSAU LIFE VARIABLE ACCUMULATION ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 5—Financial Highlights (Continued)
	At December 31,					For the periods ended December 31,
	Units (000's)	Unit Fair Value [3] (Lowest to Highest)			Net Assets (000's)	Investment Income Ratio[1]	Expense Ratio [2] (Lowest to Highest)			Total Return [3] (Lowest to Highest)
Guggenheim VT Long Short Equity Fund
2020	24	1.79	to	1.87	42	0.75%	1.00%	to	1.25%	3.62%	to	3.88%
2019	49	1.73	to	1.80	85	0.56%	1.00%	to	1.25%	4.22%	to	4.48%
2018	53	1.66	to	1.72	88	-	1.00%	to	1.25%	(14.03%)	to	(13.81%)
2017	68	1.93	to	2.00	131	0.35%	1.00%	to	1.25%	13.42%	to	13.71%
2016	68	1.70	to	1.76	116	-	1.00%	to	1.25%	(0.60%)	to	(0.35%)
Invesco Oppenheimer V.I. Capital Appreciation Fund
2020	48	3.13	to	3.24	149	-	0.90%	to	1.25%	34.54%	to	35.02%
2019	47	2.32	to	2.40	110	-	0.90%	to	1.25%	34.15%	to	34.63%
2018 ‡	48	1.73	to	1.78	83	-	0.90%	to	1.25%	(7.14%)	to	(6.81%)
2017	69	1.87	to	1.91	129	0.01%	0.90%	to	1.25%	24.93%	to	25.37%
2016	67	1.49	to	1.53	100	0.10%	0.90%	to	1.25%	(3.65%)	to	(3.30%)
Invesco Oppenheimer V.I. Global Fund/VA – Service Shares
2020	193	2.53	to	2.81	514	0.42%	0.90%	to	1.60%	25.30%	to	26.19%
2019	237	2.02	to	2.23	500	0.67%	0.90%	to	1.60%	29.35%	to	30.27%
2018	310	1.56	to	1.71	504	0.78%	0.90%	to	1.60%	(14.79%)	to	(14.18%)
2017 ‡	334	1.84	to	1.99	635	0.68%	0.90%	to	1.60%	34.15%	to	35.10%
2016	405	1.34	to	1.48	571	0.77%	0.90%	to	1.80%	(1.95%)	to	(1.05%)
Invesco Oppenheimer V.I. Main Street Small Cap Fund®
2020	416	2.43	to	2.78	1,057	0.34%	0.90%	to	1.80%	17.48%	to	18.56%
2019	554	2.07	to	2.35	1,214	-	0.90%	to	1.80%	23.87%	to	25.00%
2018 ‡	671	1.67	to	1.88	1,181	0.06%	0.90%	to	1.80%	(12.16%)	to	(11.35%)
2017	754	1.90	to	2.12	1,505	0.64%	0.90%	to	1.80%	11.87%	to	12.89%
2016	886	1.70	to	1.88	1,572	0.25%	0.90%	to	1.80%	15.56%	to	16.62%
Invesco V.I. American Franchise Fund – Series I Shares
2020	343	3.28	to	3.55	1,177	0.07%	0.90%	to	1.80%	39.80%	to	41.07%
2019	420	2.34	to	2.52	1,027	-	0.90%	to	1.80%	34.30%	to	35.53%
2018	498	1.75	to	1.86	901	-	0.90%	to	1.80%	(5.37%)	to	(4.50%)
2017	555	1.85	to	1.94	1,056	0.08%	0.90%	to	1.80%	25.06%	to	26.20%
2016 ‡	652	1.48	to	1.54	987	-	0.90%	to	1.80%	0.43%	to	1.35%
Invesco V.I. Core Equity Fund – Series I Shares
2020 ‡	117	2.35	to	2.54	281	1.37%	0.90%	to	1.40%	12.26%	to	12.83%
2019 ‡	125	2.10	to	2.25	269	0.94%	0.90%	to	1.40%	27.16%	to	27.80%
2018	143	1.60	to	1.76	239	0.89%	0.90%	to	1.65%	(10.90%)	to	(10.21%)
2017	148	1.79	to	1.96	278	1.04%	0.90%	to	1.65%	11.32%	to	12.16%
2016	153	1.61	to	1.75	258	0.76%	0.90%	to	1.65%	8.45%	to	9.28%
Invesco V.I. Equity and Income Fund – Series II Shares
2020	228	2.11	to	2.24	482	2.22%	1.10%	to	1.25%	8.28%	to	8.45%
2019	208	1.95	to	2.06	406	2.04%	1.10%	to	1.25%	18.51%	to	18.69%
2018 ‡	253	1.64	to	1.74	417	1.87%	1.10%	to	1.25%	(10.86%)	to	(10.73%)
2017 ‡	292	1.84	to	1.95	539	1.29%	1.10%	to	1.25%	9.40%	to	9.57%
2016	376	1.65	to	1.73	635	1.69%	1.00%	to	1.80%	12.78%	to	13.69%
Invesco V.I. Mid Cap Core Equity Fund – Series I Shares 1
2020	67	2.25	to	2.60	161	0.71%	0.90%	to	1.80%	7.28%	to	8.27%
2019	71	2.09	to	2.40	159	0.50%	0.90%	to	1.80%	23.02%	to	24.15%
2018	86	1.70	to	1.93	156	0.51%	0.90%	to	1.80%	(12.95%)	to	(12.15%)
2017 ‡	89	1.95	to	2.20	184	0.38%	0.90%	to	1.80%	12.86%	to	13.89%
2016 ‡	192	1.73	to	1.93	353	0.08%	0.90%	to	1.80%	11.40%	to	12.42%

NASSAU LIFE VARIABLE ACCUMULATION ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 5—Financial Highlights (Continued)
	At December 31,					For the periods ended December 31,
	Units (000's)	Unit Fair Value [3] (Lowest to Highest)			Net Assets (000's)	Investment Income Ratio[1]	Expense Ratio [2] (Lowest to Highest)			Total Return [3] (Lowest to Highest)
Lazard Retirement U.S. Small-Mid Cap Equity Portfolio – Service Shares
2020	26	2.50	to	2.84	71	0.21%	1.00%	to	1.80%	4.85%	to	5.70%
2019	34	2.39	to	2.69	88	-	1.00%	to	1.80%	27.59%	to	28.63%
2018	36	1.87	to	2.09	72	0.02%	1.00%	to	1.80%	(14.81%)	to	(14.11%)
2017	37	2.19	to	2.43	86	0.35%	1.00%	to	1.80%	11.90%	to	12.81%
2016	47	1.96	to	2.16	99	-	1.00%	to	1.80%	13.71%	to	14.63%
Lord Abbett Series Fund Bond Debenture Portfolio – Class VC Shares
2020	226	2.09	to	2.41	512	3.77%	0.90%	to	1.80%	5.37%	to	6.34%
2019	244	1.98	to	2.27	523	3.68%	0.90%	to	1.80%	11.32%	to	12.34%
2018	282	1.78	to	2.02	543	3.99%	0.90%	to	1.80%	(5.75%)	to	(4.89%)
2017	379	1.89	to	2.12	769	3.76%	0.90%	to	1.80%	7.25%	to	8.23%
2016 ‡	503	1.76	to	1.96	943	4.07%	0.90%	to	1.80%	10.12%	to	11.13%
Lord Abbett Series Fund Growth and Income Portfolio – Class VC Shares
2020 ‡	1,001	1.97	to	2.27	2,134	1.66%	0.90%	to	1.80%	0.85%	to	1.77%
2019	1,165	1.95	to	2.23	2,456	1.66%	0.90%	to	1.80%	20.29%	to	21.39%
2018 ‡	1,256	1.62	to	1.84	2,187	1.46%	0.90%	to	1.80%	(9.81%)	to	(8.98%)
2017	1,459	1.80	to	2.02	2,801	1.28%	0.90%	to	1.80%	11.35%	to	12.36%
2016 ‡	1,691	1.61	to	1.80	2,899	1.46%	0.90%	to	1.80%	15.01%	to	16.06%
Lord Abbett Series Fund Mid Cap Stock Portfolio – Class VC Shares
2020	319	1.82	to	2.10	631	1.03%	0.90%	to	1.80%	0.65%	to	1.57%
2019	444	1.81	to	2.07	869	0.88%	0.90%	to	1.80%	20.44%	to	21.54%
2018	504	1.50	to	1.70	815	0.61%	0.90%	to	1.80%	(16.57%)	to	(15.81%)
2017	587	1.80	to	2.02	1,131	0.58%	0.90%	to	1.80%	4.92%	to	5.87%
2016	697	1.72	to	1.91	1,277	0.48%	0.90%	to	1.80%	14.31%	to	15.35%
Morningstar Aggressive Growth ETF Asset Allocation Portfolio – Class II
2020	119	1.84	to	1.95	225	1.82%	1.25%	to	1.80%	7.98%	to	8.59%
2019	129	1.70	to	1.79	224	1.44%	1.25%	to	1.80%	19.97%	to	20.64%
2018	158	1.42	to	1.49	230	1.31%	1.25%	to	1.80%	(10.97%)	to	(10.47%)
2017	166	1.60	to	1.66	270	1.05%	1.25%	to	1.80%	17.65%	to	18.31%
2016	209	1.36	to	1.40	289	1.25%	1.25%	to	1.80%	9.22%	to	9.83%
Morningstar Balanced ETF Asset Allocation Portfolio – Class II
2020 ‡	778	1.57	to	1.67	1,273	1.75%	1.20%	to	1.80%	7.16%	to	7.81%
2019	999	1.46	to	1.56	1,522	1.93%	1.10%	to	1.80%	14.17%	to	14.98%
2018 ‡	1,242	1.28	to	1.36	1,651	1.78%	1.10%	to	1.80%	(7.93%)	to	(7.27%)
2017	1,509	1.39	to	1.46	2,161	1.60%	1.10%	to	1.80%	11.30%	to	12.09%
2016 ‡	1,617	1.25	to	1.31	2,073	1.94%	1.10%	to	1.80%	6.53%	to	7.29%
Morningstar Growth ETF Asset Allocation Portfolio – Class II
2020	293	1.75	to	1.90	538	2.10%	1.00%	to	1.80%	8.03%	to	8.91%
2019	282	1.62	to	1.74	476	1.79%	1.00%	to	1.80%	17.61%	to	18.57%
2018 ‡	292	1.37	to	1.47	418	1.52%	1.00%	to	1.80%	(9.70%)	to	(8.97%)
2017 ‡	315	1.52	to	1.61	496	1.25%	1.00%	to	1.80%	15.20%	to	16.13%
2016	351	1.32	to	1.39	476	1.54%	1.00%	to	1.80%	7.73%	to	8.60%
Morningstar Income and Growth ETF Asset Allocation Portfolio – Class II
2020	1,004	1.37	to	1.49	1,435	1.95%	1.00%	to	1.80%	6.48%	to	7.35%
2019	1,230	1.29	to	1.39	1,647	2.12%	1.00%	to	1.80%	10.87%	to	11.77%
2018 ‡	1,228	1.16	to	1.24	1,476	1.98%	1.00%	to	1.80%	(5.98%)	to	(5.21%)
2017	1,495	1.24	to	1.31	1,901	1.67%	1.00%	to	1.80%	7.97%	to	8.84%
2016	1,752	1.15	to	1.20	2,057	1.64%	1.00%	to	1.80%	4.47%	to	5.31%

NASSAU LIFE VARIABLE ACCUMULATION ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 5—Financial Highlights (Continued)
	At December 31,					For the periods ended December 31,
	Units (000's)	Unit Fair Value [3] (Lowest to Highest)			Net Assets (000's)	Investment Income Ratio[1]	Expense Ratio [2] (Lowest to Highest)			Total Return [3] (Lowest to Highest)
Neuberger Berman AMT Mid Cap Growth Portfolio - S Class
2020 ‡	45	2.00	to	2.08	91	-	0.90%	to	1.65%	37.41%	to	38.45%
2019	46	1.46	to	1.50	68	-	0.90%	to	1.65%	30.30%	to	31.29%
2018 ‡	74	1.12	to	1.14	84	-	0.90%	to	1.65%	(8.11%)	to	(7.40%)
2017	104	1.22	to	1.24	127	-	0.90%	to	1.65%	22.52%	to	23.45%
2016 ‡	106	0.99	to	1.00	106	-	0.90%	to	1.65%	2.45%	to	3.23%
PIMCO CommodityRealReturn® Strategy Portfolio – Advisor Class
2020	1,230	0.51	to	0.58	674	6.11%	0.90%	to	1.80%	(0.59%)	to	0.32%
2019	1,132	0.51	to	0.58	621	4.38%	0.90%	to	1.80%	9.35%	to	10.35%
2018	1,162	0.47	to	0.53	581	1.87%	0.90%	to	1.80%	(15.75%)	to	(14.98%)
2017 ‡	1,330	0.56	to	0.62	787	10.82%	0.90%	to	1.80%	0.22%	to	1.13%
2016	1,620	0.55	to	0.61	954	0.99%	0.90%	to	1.80%	12.81%	to	13.84%
PIMCO Real Return Portfolio – Advisor Class
2020	247	1.50	to	1.61	385	1.33%	1.00%	to	1.60%	9.82%	to	10.49%
2019	259	1.36	to	1.46	367	1.52%	1.00%	to	1.60%	6.60%	to	7.25%
2018	293	1.28	to	1.36	389	2.41%	1.00%	to	1.60%	(3.88%)	to	(3.29%)
2017 ‡	327	1.33	to	1.41	451	2.29%	1.00%	to	1.60%	1.90%	to	2.52%
2016 ‡	329	1.31	to	1.37	443	1.89%	1.00%	to	1.60%	3.42%	to	4.04%
PIMCO Total Return Portfolio – Advisor Class
2020	800	1.63	to	1.86	1,393	2.03%	0.90%	to	1.80%	6.59%	to	7.56%
2019	891	1.53	to	1.73	1,446	2.94%	0.90%	to	1.80%	6.30%	to	7.27%
2018	2,066	1.44	to	1.61	3,132	2.45%	0.90%	to	1.80%	(2.43%)	to	(1.53%)
2017 ‡	2,290	1.47	to	1.64	3,543	1.92%	0.90%	to	1.80%	2.93%	to	3.87%
2016	2,344	1.43	to	1.58	3,490	1.98%	0.90%	to	1.80%	0.74%	to	1.65%
Rydex VT Inverse Government Long Bond Strategy Fund
2020	83	0.17	to	0.18	15	0.29%	1.65%	to	1.80%	(22.51%)	to	(22.39%)
2019	67	0.22	to	0.23	15	-	1.65%	to	1.80%	(14.85%)	to	(14.72%)
2018	60	0.26	to	0.27	16	-	1.65%	to	1.80%	1.91%	to	2.07%
2017 ‡	64	0.25	to	0.26	17	-	1.65%	to	1.80%	(10.52%)	to	(10.39%)
2016	80	0.28	to	0.31	23	-	1.25%	to	1.80%	(4.68%)	to	(4.15%)
Templeton Developing Markets VIP Fund – Class 1
2020	460	2.26	to	2.26	1,039	4.36%	1.38%	to	1.38%	15.78%	to	15.78%
2019	476	1.95	to	1.95	929	1.23%	1.38%	to	1.38%	25.18%	to	25.18%
2018	552	1.56	to	1.56	861	1.06%	1.38%	to	1.38%	(16.61%)	to	(16.61%)
2017	607	1.87	to	1.87	1,134	1.21%	1.38%	to	1.38%	38.73%	to	38.73%
2016	816	1.35	to	1.35	1,099	1.06%	1.38%	to	1.38%	16.18%	to	16.18%
Templeton Developing Markets VIP Fund – Class 2
2020	378	1.51	to	4.51	815	4.06%	0.90%	to	1.60%	15.31%	to	16.13%
2019	391	1.31	to	3.89	735	0.99%	0.90%	to	1.60%	24.67%	to	25.56%
2018 ‡	435	1.05	to	3.10	651	0.87%	0.90%	to	1.60%	(17.15%)	to	(16.56%)
2017 ‡	585	1.26	to	3.71	1,042	1.03%	0.90%	to	1.60%	38.17%	to	39.15%
2016	506	0.90	to	2.67	651	0.71%	0.90%	to	1.80%	15.34%	to	16.39%
Templeton Foreign VIP Fund – Class 1
2020	1,236	3.86	to	3.86	4,772	3.56%	1.38%	to	1.38%	(2.28%)	to	(2.28%)
2019	1,413	3.95	to	3.95	5,582	2.03%	1.38%	to	1.38%	11.29%	to	11.29%
2018	1,690	3.55	to	3.55	5,999	2.88%	1.38%	to	1.38%	(16.44%)	to	(16.44%)
2017	1,917	4.25	to	4.25	8,140	2.76%	1.38%	to	1.38%	15.42%	to	15.42%
2016	2,208	3.68	to	3.68	8,126	2.16%	1.38%	to	1.38%	6.02%	to	6.02%

NASSAU LIFE VARIABLE ACCUMULATION ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 5—Financial Highlights (Continued)
	At December 31,					For the periods ended December 31,
	Units (000's)	Unit Fair Value [3] (Lowest to Highest)			Net Assets (000's)	Investment Income Ratio[1]	Expense Ratio [2] (Lowest to Highest)			Total Return [3] (Lowest to Highest)
Templeton Foreign VIP Fund – Class 2
2020	584	1.64	to	1.75	1,094	3.36%	0.90%	to	1.80%	(2.94%)	to	(2.05%)
2019	692	1.69	to	1.79	1,339	1.74%	0.90%	to	1.80%	10.51%	to	11.52%
2018	736	1.53	to	1.60	1,282	2.68%	0.90%	to	1.80%	(16.97%)	to	(16.21%)
2017	786	1.85	to	1.92	1,640	2.57%	0.90%	to	1.80%	14.60%	to	15.65%
2016	823	1.61	to	1.66	1,484	2.04%	0.90%	to	1.80%	5.25%	to	6.21%
Templeton Global Bond VIP Fund – Class 1
2020	445	4.88	to	4.88	2,176	8.45%	1.38%	to	1.38%	(6.38%)	to	(6.38%)
2019	490	5.22	to	5.22	2,557	7.06%	1.38%	to	1.38%	0.85%	to	0.85%
2018	564	5.17	to	5.17	2,917	-	1.38%	to	1.38%	0.80%	to	0.80%
2017	640	5.13	to	5.13	3,285	-	1.38%	to	1.38%	0.76%	to	0.76%
2016	798	5.09	to	5.09	4,067	-	1.38%	to	1.38%	1.80%	to	1.80%
Templeton Growth VIP Fund – Class 1
2020	3,063	7.23	to	7.23	22,137	3.21%	1.38%	to	1.38%	4.53%	to	4.53%
2019	3,371	6.91	to	6.91	23,303	3.00%	1.38%	to	1.38%	13.85%	to	13.85%
2018	3,774	6.07	to	6.07	22,914	2.24%	1.38%	to	1.38%	(15.79%)	to	(15.79%)
2017	4,317	7.21	to	7.21	31,124	1.84%	1.38%	to	1.38%	17.14%	to	17.14%
2016	4,796	6.16	to	6.16	29,521	2.29%	1.38%	to	1.38%	8.39%	to	8.39%
Templeton Growth VIP Fund – Class 2
2020 ‡	1,236	1.81	to	2.12	2,424	2.92%	0.90%	to	1.80%	3.90%	to	4.85%
2019	1,488	1.74	to	2.03	2,867	2.78%	0.90%	to	1.80%	13.08%	to	14.12%
2018	1,800	1.54	to	1.77	3,026	2.02%	0.90%	to	1.80%	(16.39%)	to	(15.62%)
2017	2,035	1.84	to	2.10	4,118	1.64%	0.90%	to	1.80%	16.38%	to	17.44%
2016	2,692	1.58	to	1.79	4,605	2.05%	0.90%	to	1.80%	7.65%	to	8.64%
TVST Touchstone Balanced Fund
2020	130	2.24	to	2.32	292	1.25%	1.00%	to	1.25%	17.67%	to	17.97%
2019	144	1.90	to	1.96	275	1.45%	1.00%	to	1.25%	21.27%	to	21.58%
2018	141	1.57	to	1.62	222	1.50%	1.00%	to	1.25%	(7.25%)	to	(7.01%)
2017	171	1.69	to	1.74	291	-	1.00%	to	1.25%	12.63%	to	12.92%
2016	159	1.50	to	1.54	241	1.58%	1.00%	to	1.25%	6.08%	to	6.35%
TVST Touchstone Bond Fund
2020	557	1.44	to	1.60	852	1.73%	1.00%	to	1.80%	7.74%	to	8.62%
2019	578	1.33	to	1.47	815	1.33%	1.00%	to	1.80%	8.47%	to	9.36%
2018	651	1.23	to	1.35	844	2.14%	1.00%	to	1.80%	(3.65%)	to	(2.86%)
2017	800	1.28	to	1.39	1,072	-	1.00%	to	1.80%	1.81%	to	2.64%
2016	879	1.25	to	1.35	1,151	2.00%	1.00%	to	1.80%	(1.00%)	to	(0.19%)
TVST Touchstone Common Stock Fund
2020	1,267	2.70	to	3.01	3,651	0.60%	1.00%	to	1.80%	21.45%	to	22.44%
2019	1,462	2.23	to	2.46	3,454	0.54%	1.00%	to	1.80%	26.27%	to	27.30%
2018	1,667	1.76	to	1.93	3,103	1.23%	1.00%	to	1.80%	(9.71%)	to	(8.97%)
2017 ‡	1,951	1.95	to	2.12	4,002	0.01%	1.00%	to	1.80%	19.32%	to	20.29%
2016	2,268	1.64	to	1.76	3,877	1.57%	1.00%	to	1.80%	9.27%	to	10.15%
TVST Touchstone Small Company Fund
2020 ‡	410	2.61	to	2.91	1,148	0.16%	1.00%	to	1.80%	16.56%	to	17.51%
2019	439	2.24	to	2.47	1,051	0.03%	1.00%	to	1.80%	19.22%	to	20.18%
2018	462	1.88	to	2.06	921	-	1.00%	to	1.80%	(9.64%)	to	(8.90%)
2017	485	2.08	to	2.26	1,064	0.06%	1.00%	to	1.80%	16.99%	to	17.93%
2016 ‡	668	1.78	to	1.92	1,244	0.08%	1.00%	to	1.80%	18.07%	to	19.03%

NASSAU LIFE VARIABLE ACCUMULATION ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 5—Financial Highlights (Continued)
	At December 31,					For the periods ended December 31,
	Units (000's)	Unit Fair Value [3] (Lowest to Highest)			Net Assets (000's)	Investment Income Ratio[1]	Expense Ratio [2] (Lowest to Highest)			Total Return [3] (Lowest to Highest)
Virtus Duff & Phelps Real Estate Securities Series – Class A Shares
2020	821	4.75	to	6.23	5,690	1.14%	0.90%	to	1.80%	(3.32%)	to	(2.43%)
2019	864	4.91	to	6.39	6,449	1.64%	0.90%	to	1.80%	25.13%	to	26.27%
2018	1,030	3.92	to	5.06	5,869	1.57%	0.90%	to	1.80%	(8.22%)	to	(7.37%)
2017	1,158	4.27	to	5.46	7,311	1.40%	0.90%	to	1.80%	4.07%	to	5.02%
2016 ‡	1,314	4.11	to	5.20	8,017	1.78%	0.90%	to	1.80%	4.90%	to	5.86%
Virtus KAR Capital Growth Series – Class A Shares
2020 ‡	4,027	3.44	to	2.51	91,583	-	0.90%	to	1.80%	47.53%	to	48.88%
2019	4,415	2.33	to	1.68	67,370	-	0.90%	to	1.80%	37.36%	to	38.61%
2018	5,069	1.70	to	1.22	55,779	-	0.90%	to	1.80%	(8.93%)	to	(8.09%)
2017 ‡	5,611	1.86	to	1.32	68,661	-	0.90%	to	1.80%	33.63%	to	34.85%
2016	6,235	1.39	to	0.98	57,177	-	0.90%	to	1.80%	(2.64%)	to	(1.75%)
Virtus KAR Enhanced Core Equity Series – Class A Shares
2020 ‡	3,014	2.23	to	2.47	8,395	1.58%	0.90%	to	2.25%	12.33%	to	13.88%
2019	3,660	1.98	to	2.17	9,014	1.18%	0.90%	to	2.25%	25.78%	to	27.52%
2018 ‡	4,184	1.58	to	1.70	8,103	0.98%	0.90%	to	2.25%	(14.83%)	to	(13.65%)
2017	4,969	1.85	to	1.97	11,135	1.56%	0.90%	to	2.25%	20.20%	to	21.85%
2016 ‡	5,892	1.54	to	1.61	10,851	1.28%	0.90%	to	2.25%	6.96%	to	8.43%
Virtus KAR Small-Cap Growth Series – Class A Shares
2020	1,309	10.61	to	12.55	15,325	-	0.90%	to	1.80%	42.05%	to	43.34%
2019	1,430	7.47	to	8.75	11,717	-	0.90%	to	1.80%	34.84%	to	36.08%
2018 ‡	1,646	5.54	to	6.43	9,943	-	0.90%	to	1.80%	9.65%	to	10.66%
2017	1,835	5.05	to	5.81	10,050	-	0.90%	to	1.80%	38.33%	to	39.59%
2016	2,152	3.65	to	4.16	8,485	-	0.90%	to	1.80%	23.67%	to	24.80%
Virtus KAR Small-Cap Value Series – Class A Shares
2020	1,495	4.05	to	5.54	6,921	1.03%	0.90%	to	1.80%	27.32%	to	28.48%
2019	1,784	3.18	to	4.31	6,541	0.95%	0.90%	to	1.80%	22.39%	to	23.51%
2018	1,996	2.60	to	3.49	5,957	0.87%	0.90%	to	1.80%	(17.40%)	to	(16.64%)
2017	2,235	3.15	to	4.19	8,048	0.65%	0.90%	to	1.80%	18.01%	to	19.08%
2016 ‡	2,690	2.67	to	3.52	8,089	1.98%	0.90%	to	1.80%	24.27%	to	25.40%
Virtus Newfleet Multi-Sector Intermediate Bond Series –Class A Shares
2020	1,926	2.28	to	2.79	10,963	3.20%	0.90%	to	1.80%	4.62%	to	5.58%
2019	2,041	2.18	to	2.65	11,425	3.56%	0.90%	to	1.80%	8.48%	to	9.48%
2018	2,355	2.01	to	2.42	11,818	3.79%	0.90%	to	1.80%	(4.42%)	to	(3.54%)
2017 ‡	2,618	2.10	to	2.51	13,939	4.19%	0.90%	to	1.80%	4.81%	to	5.77%
2016	3,122	2.01	to	2.37	15,248	4.33%	0.90%	to	1.80%	7.33%	to	8.31%
Virtus SGA International Growth Series – Class A Shares
2020	4,559	2.43	to	2.07	14,061	-	0.90%	to	1.80%	21.41%	to	22.53%
2019	5,062	2.00	to	1.69	12,767	0.83%	0.90%	to	1.80%	16.41%	to	17.47%
2018	5,760	1.72	to	1.44	12,687	2.81%	0.90%	to	1.80%	(18.18%)	to	(17.42%)
2017	6,289	2.10	to	1.75	17,040	1.56%	0.90%	to	1.80%	13.87%	to	14.91%
2016 ‡	6,923	1.85	to	1.52	16,404	0.75%	0.90%	to	1.80%	(3.37%)	to	(2.49%)
Virtus Strategic Allocation Series – Class A Shares
2020	2,950	2.80	to	3.44	45,799	0.67%	0.90%	to	1.80%	31.55%	to	32.75%
2019	3,354	2.13	to	2.59	38,883	1.20%	0.90%	to	1.80%	23.78%	to	24.91%
2018	3,836	1.72	to	2.07	36,134	1.32%	0.90%	to	1.80%	(7.59%)	to	(6.74%)
2017	4,400	1.86	to	2.22	44,852	1.86%	0.90%	to	1.80%	16.83%	to	17.90%
2016	5,040	1.59	to	1.89	43,858	1.64%	0.90%	to	1.80%	(0.98%)	to	(0.08%)

NASSAU LIFE VARIABLE ACCUMULATION ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 5—Financial Highlights (Continued)
	At December 31,					For the periods ended December 31,
	Units (000's)	Unit Fair Value [3] (Lowest to Highest)			Net Assets (000's)	Investment Income Ratio[1]	Expense Ratio [2] (Lowest to Highest)			Total Return [3] (Lowest to Highest)
Wanger International
2020	1,941	4.63	to	4.13	19,369	2.03%	0.90%	to	1.80%	12.31%	to	13.34%
2019	2,156	4.12	to	3.64	19,193	0.78%	0.90%	to	1.80%	27.66%	to	28.82%
2018	2,800	3.23	to	2.83	20,058	2.04%	0.90%	to	1.80%	(19.19%)	to	(18.44%)
2017	3,067	3.99	to	3.47	26,970	1.21%	0.90%	to	1.80%	30.53%	to	31.72%
2016 ‡	3,382	3.06	to	2.63	22,420	1.16%	0.90%	to	1.80%	(3.18%)	to	(2.29%)
Wanger Select
2020	372	4.49	to	6.08	2,709	0.77%	0.90%	to	1.80%	24.38%	to	25.51%
2019	438	3.61	to	4.85	2,559	0.06%	0.90%	to	1.80%	26.98%	to	28.14%
2018	970	2.84	to	3.78	4,529	0.17%	0.90%	to	1.80%	(14.00%)	to	(13.20%)
2017	1,031	3.31	to	4.36	5,546	0.17%	0.90%	to	1.80%	24.40%	to	25.53%
2016 ‡	1,146	2.66	to	3.47	4,903	0.17%	0.90%	to	1.80%	11.33%	to	12.34%
Wanger USA
2020	2,171	4.73	to	6.06	28,551	-	0.90%	to	1.80%	22.00%	to	23.11%
2019	2,414	3.88	to	4.93	25,681	0.26%	0.90%	to	1.80%	28.75%	to	29.92%
2018	3,033	3.01	to	3.79	25,322	0.09%	0.90%	to	1.80%	(3.24%)	to	(2.35%)
2017	3,362	3.11	to	3.88	28,850	-	0.90%	to	1.80%	17.44%	to	18.51%
2016 ‡	3,673	2.65	to	3.28	26,563	-	0.90%	to	1.80%	11.65%	to	12.67%

‡For the noted Fund, a total return fell outside of the disclosed range. The reason for this could be either a new product offering in the given year, and/ or units in a subaccount only invested for a partial period.
*Amount is less than 500 units, $500 in net assets, .0005% of total return, or 0.005% of investment income ratio.
[1]The investment income ratios represent the annualized dividends, excluding distributions of capital gains, received by the investment option from the Fund, net of expenses of the underlying Fund, divided by the daily average net assets. These ratios exclude those expenses, such as mortality and expense charges that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the investment option is affected by the timing of the declaration of dividends by the Fund in which the investment option invests.
[2]The expense ratios represent the annualized contract expenses of the Separate Account for each period indicated. The ratios include only those expenses that result in a direct reduction of unit values. Charges made directly to contract owner contracts through the redemption of units and expenses of the Fund have been excluded.
[3]The total returns are for the periods indicated, including changes in the value of the Fund, and the expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The unit value and total returns labeled ‘highest’ correspond with the product with the lowest expense ratio. The unit value and total return labeled ‘lowest’ correspond with the product with the highest expense ratio. There may be times that a product and/ or Fund are not active throughout the entire period indicated, in which case, those unit values and/or total returns may fall outside the range presented. Also, there may be times where the product with the lowest expense ratio has a lower unit value and/or total return shown than the product with the highest expense ratio. This can be caused by product and fund offerings starting at different unit values and at different points in time.

[4]From inception April 30, 2019 to December 31, 2019.

NASSAU LIFE VARIABLE ACCUMULATION ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 6—Related Party Transactions and Charges and Deductions
Related Party Transactions
NNY and its affiliate, 1851 Securities, Inc. (“1851 Securities”), provide services to the Separate Account. NNY is the insurer who provides the contract benefits as well as administrative and contract maintenance services to the Separate Account. 1851 Securities, a registered broker/dealer, is the principal underwriter and distributor for the Separate Account.
Charges and Deductions
NNY makes deductions from the contract to compensate for the various expenses in selling, maintaining, underwriting and issuing the contracts and providing guaranteed insurance benefits.
Certain charges are deducted from the contracts as a daily reduction in Unit Value. The charges are included in a separate line item entitled “Mortality and Expense Fees” (“M&E Fees”) or “Administrative Fees” in the accompanying statement of operations. Other periodic charges are taken out as a transaction on a monthly basis. Those charges appear on the statement of changes in net assets on line “Contract Maintenance Charges”. The contract charges are described below:
A.    Contract Maintenance Charges
The Separate Account is assessed periodic Contract Maintenance Charges which are designed to compensate NNY for certain costs associated with maintenance. The charges assessed to the Separate Account for Contract Maintenance Charges are outlined as follows:
Administration Charge – In accordance with terms of the contracts, NNY makes deductions for administrative charges at the rates below. These charges are typically a flat dollar amount, but could also be waived if the account value is above a certain dollar amount.

Plan	Maximum Annual Admin Charge
Big Edge	$35
The Big Edge Choice - NY	$35
Freedom Edge	$35
Group Strategic Edge	$30
Phoenix Dimensions	$35
Phoenix Income Choice	$24
Phoenix Investor’s Edge	$35
Phoenix Spectrum Edge	$35
Phoenix Spectrum Edge Plus	$35
Retirement Planner’s Edge	$35
Templeton Investment Plus	$35
The Big Edge Plus	$35
The Phoenix Edge VA	$35

Contract Surrender Charge – In accordance with terms of the contracts, NCNY charges a deduction for surrender charges at the rates and schedules below. Because a contract’s value and duration may vary, the surrender charge may also vary.

Plan	Surrender Charge
Big Edge	Years 1-6: 6% 5% 4% 3% 2% 1%; Years 7+: 0%
Freedom Edge	None
Group Strategic Edge	Years 1-6: 6% 5% 4% 3% 2% 1%; Years 7+: 0%
Phoenix Dimensions	5 year schedule: Years 1-5: 7% 6% 5% 4% 3%; Years 6+: 0% 7 year schedule: Years 1-7: 7% 6% 5% 4% 3% 2% 1%; Years 8+: 0%
Phoenix Income Choice	Years 1-7: 7% 6% 5% 4% 3% 2% 1%; Years 8+: 0%
Phoenix Investor’s Edge	Years 1-4: 8% 7% 7% 6%; Years 5+: 0%
Phoenix Spectrum Edge	Years 1-7: 7% 6% 5% 4% 3% 2% 1%; Years 8+: 0%

NASSAU LIFE VARIABLE ACCUMULATION ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 6—Related Party Transactions and Charges and Deductions (Continued)
Plan	Surrender Charge
Phoenix Spectrum Edge Plus	Years 1-7: 7% 6% 5% 4% 3% 2% 1%; Years 8+: 0%
Retirement Planner’s Edge	None
Templeton Investment Plus	Years 1-6: 6% 5% 4% 3% 2% 1%; Years 7+: 0%
The Big Edge Choice NY	Years 1-7: 7% 6% 5% 4% 3% 2% 1%; Years 8+: 0%
The Big Edge Plus	Years 1-6: 6% 5% 4% 3% 2% 1%; Years 7+: 0%
The Phoenix Edge VA	Years 1-7: 7% 6% 5% 4% 3% 2% 1%; Years 8+: 0%

All of the above expenses are reflected as redemption of units, and are included in a separate line item entitled “Contract Maintenance Charges” in the accompanying statements of changes in net assets. The total aggregate expense for the periods ended December 31, 2020 and 2019 were $329,370 and $322,124, respectively.
B.    Optional Rider and Benefit Charges
NNY may deduct other charges and fees based on the selection of Other Optional Contract Riders and Benefits. These expenses are included in a separate line item entitled “Transfers for contract benefits and terminations” in the accompanying statements of changes in net assets. This expense is reflected as redemption of units.
C.    Daily M&E and Administrative Fees
As mentioned above, the M&E Fees are typically deducted daily from policy value allocated to the variable sub-accounts. These expenses are included in separate line items “Mortality and Expense Fees” and “Administrative Fees” in the accompanying statements of operations. This expense is reflected as a daily reduction of unit values. NNY will make deductions at the rates listed below of the contract's value for the mortality and expense cost risks and for administrative cost risk, which NNY undertakes. The total aggregate expense for the period ended December 31, 2020 was $0.

	Annual M&E Factor
Plan	Assessed Daily	Assessed Monthly
Asset Manager Option 1	0.125%	0.375%
Asset Manager Option 2	0.125%	0.625%
Big Edge	0.000%	1.000%
Freedom Edge	0.125%	1.475%
Group Strategic Edge	0.000%	1.250%
Phoenix Dimensions Option 1	0.125%	1.125%
Phoenix Dimensions Option 2	0.125%	1.375%
Phoenix Dimensions Option 3	0.125%	1.375%
Phoenix Dimensions Option 4	0.125%	1.625%
Phoenix Income Choice	0.000%	1.250%
Phoenix Income Choice with GPAF	0.000%	2.250%
Phoenix Investor's Edge Option 1	0.125%	1.525%
Phoenix Investor's Edge Option 2	0.125%	1.675%
Phoenix Investor's Edge Option 3	0.125%	1.825%
Phoenix Investor's Edge Option 4	0.125%	1.725%
Phoenix Spectrum Edge Option 1	0.125%	0.975%
Phoenix Spectrum Edge Option 2	0.125%	1.125%
Phoenix Spectrum Edge Option 3	0.125%	1.275%
Phoenix Spectrum Edge Option 4	0.125%	1.175%
Phoenix Spectrum Edge Plus Option 1	0.125%	1.075%
Phoenix Spectrum Edge Plus Option 2	0.125%	1.225%
Retirement Planner's Edge	0.125%	1.275%

NASSAU LIFE VARIABLE ACCUMULATION ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 6—Related Party Transactions and Charges and Deductions (Continued)
	Annual M&E Factor
Plan	Assessed Daily	Assessed Monthly
Templeton Investment Plus	0.125%	1.250%
The Big Edge Choice - NY	0.125%	1.250%
The Big Edge Plus	0.000%	1.250%
The Phoenix Edge VA Option 1	0.125%	0.775%
The Phoenix Edge VA Option 2	0.125%	1.125%
D.    Other Charges
NNY may deduct other charges depending on the policy terms.
Certain liabilities of the Separate Account are payable to NNY when these fees are not settled at the end of the period, and will be shown in the liability section of the Statements of Assets and Liabilities.
Note 7—Distribution of Net Income
The Separate Account does not declare distributions to contract owners from accumulated net income. The contract owner's overall value will increase as the individual sub-account value increases and is distributed to contract owners as part of withdrawals of amounts in the form of surrenders, death benefits, transfers or annuity payments in excess of net purchase payments.
Note 8—Diversification Requirements
Under the provisions of Section 817(h) of the Code, a contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as a variable contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. Each investment option is required to satisfy the requirements of Section 817(h). The Code provides that the “adequately diversified” requirement may be met if the underlying investments satisfy either the statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury.
NNY intends that each of the investment options shall comply with the diversification requirements.
Note 9—Other
Regulatory Matters
State regulatory bodies, the SEC, the Financial Industry Regulatory Authority (“FINRA”), the Internal Revenue Service (“IRS”) and other regulatory bodies regularly make inquiries of NCNY and NNY and, from time to time, conduct examinations or investigations concerning our compliance with laws and regulations related to, among other things, our insurance and broker-dealer subsidiaries, securities offerings and registered products. We endeavor to respond to such inquiries in an appropriate way and to take corrective action if warranted. It is believed that the outcome of any current known regulatory matters are not likely, either individually or in the aggregate, to have a material adverse effect on the financial condition of the Separate Account beyond the amounts already reported in these financial statements. However, given the large or indeterminate amounts sought in certain of these matters and the inherent unpredictability of regulatory investigations, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on the results of operations or cash flows in particular annual periods.

NASSAU LIFE VARIABLE ACCUMULATION ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 10—Mergers, Liquidations, and Name Changes
A.    Mergers
There were no mergers in 2020.
On April 30, 2019, Neuberger Berman AMT Guardian Portfolio Class S merged into AMT Sustainable Equity Portfolio Class S.
B.    Liquidations
There were no liquidations in 2019 or 2020.
C.    Name Changes
Effective February 14, 2020, the Virtus Duff & Phelps International Series A Fund was renamed the Virtus SGA International Growth Series A Fund.
Effective May 1, 2020, the Federated Fund for U.S. Government Securities II Fund was renamed the Federated Hermes Fund for U.S. Government Securities II Fund.
Effective May 1, 2020, the Federated Government Money Fund II Fund was renamed the Federated Hermes Government Money Fund II Fund.
Effective May 1, 2020, the Federated High Income Bond Fund II Fund was renamed the Federated Hermes High Income Bond Fund II Fund.
Effective September 1, 2020, the Virtus Rampart Enhanced Core Equity Series A Fund was renamed the Virtus KAR Enhanced Core Equity Series A Fund.
Effective May 28, 2019, the Oppenheimer Capital Appreciation Fund/VA - Service Shares was renamed the Invesco Oppenheimer V.I. Capital Appreciation Fund.
Effective May 28, 2019, the Oppenheimer Global Fund/VA - Service Shares - Service Shares was renamed the Invesco Oppenheimer V.I. Global Fund.
Effective May 28, 2019, the Oppenheimer Main Street Small Cap Fund/VA - Service Shares was renamed the Invesco Oppenheimer V.I. Main Street Small Cap Fund.
Note 11—Covid
The Company is continuously monitoring the market and economic turbulence arising from COVID-19, which was declared a pandemic in March 2020 by the World Health Organization. The pandemic, along with efforts to slow and manage the spread of the virus, have resulted in unprecedented impacts on the economy; however, significant monetary support by the Federal Reserve has softened the impact of COVID-19 on capital markets. These conditions directly and indirectly affect the companies in which Nassau Life Insurance Company’s underlying Funds invests, which has impacted the valuation of the Fund. While capital markets have improved, the fundamental impacts of COVID-19 persist and will continue to do so until vaccines are widely available and administered. In light of the uncertainty as to the length or severity of this pandemic, the Company cannot reasonably estimate the full impact of the pandemic on Separate Account A at this time, although it could be material. To date Fund shares continue to be redeemed in the normal course of business at the current NAV.
Note 12—Subsequent Events
We have evaluated events subsequent to December 31, 2020 and through the financial statement issuance date. There were no subsequent events requiring disclosure.

Report of Independent Registered Public Accounting Firm
To the Board of Directors of Nassau Life Insurance Company
and Contract Owners of Nassau Life Variable Accumulation Account:
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of the sub-accounts listed in the Appendix that comprise Nassau Life Variable Accumulation Account (the Separate Account) as of December 31, 2020, the related statements of operations for the year then ended, the statements of changes in net assets for each of the years or periods (as described in the Appendix) in the two-year period then ended, and the related notes including the financial highlights in Note 5 for each of the years or periods in the five-year period then ended (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of each sub-account as of December 31, 2020, the results of their operations for the year then ended, the changes in their net assets for each of the years or periods in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Such procedures also included confirmation of securities owned as of December 31, 2020, by correspondence with the transfer agent of the underlying mutual funds. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
/s/ KPMG LLP
We have served as the auditor of one or more of the Nassau Insurance Group Holdings’ separate accounts since 2015.
Hartford, Connecticut
April 23, 2021

Appendix
Unless noted otherwise, statements of changes in net assets for each of the years in the two-year period ended December 31, 2020.
AB VPS Balanced Wealth Strategy Portfolio – Class B
Alger Capital Appreciation Portfolio – Class I-2 Shares
AMT Sustainable Equity Portfolio – Class S (2)
Calvert VP S&P MidCap 400 Index Portfolio – Class I Shares
DWS Equity 500 Index VIP – Class A(1)
DWS Small Cap Index VIP – Class A(1)
Federated Hermes Fund for U.S. Government Securities II (1)
Federated Hermes Government Money Fund II – Service Shares (1)
Federated Hermes High Income Bond Fund II – Primary Shares (1)
Fidelity® VIP Contrafund® Portfolio – Service Class
Fidelity® VIP Growth Opportunities Portfolio – Service Class
Fidelity® VIP Growth Portfolio – Service Class
Fidelity® VIP Investment Grade Bond Portfolio – Service Class
Franklin Flex Cap Growth VIP Fund – Class 2
Franklin Income VIP Fund – Class 2
Franklin Mutual Shares VIP Fund – Class 2
Guggenheim VT Long Short Equity Fund
Invesco Oppenheimer V.I. Capital Appreciation Fund (1)
Invesco Oppenheimer V.I. Global Fund (1)
Invesco Oppenheimer V.I. Main Street Small Cap Fund®(1)
Invesco V.I. American Franchise Fund – Series I Shares
Invesco V.I. Core Equity Fund – Series I Shares
Invesco V.I. Equity and Income Fund – Series II Shares
Invesco V.I. Mid Cap Core Equity Fund – Series I Shares
Lazard Retirement U.S. Small-Mid Cap Equity Portfolio – Service Shares
Lord Abbett Series Fund Bond Debenture Portfolio – Class VC Shares
Lord Abbett Series Fund Growth and Income Portfolio – Class VC Shares
Lord Abbett Series Fund Mid Cap Stock Portfolio – Class VC Shares
Morningstar Aggressive Growth ETF Asset Allocation Portfolio – Class II
Morningstar Balanced ETF Asset Allocation Portfolio – Class II
Morningstar Growth ETF Asset Allocation Portfolio – Class II
Morningstar Income and Growth ETF Asset Allocation Portfolio – Class II
Neuberger Berman AMT Mid Cap Growth Portfolio – S Class
PIMCO CommodityRealReturn® Strategy Portfolio – Advisor Class
PIMCO Real Return Portfolio – Advisor Class
PIMCO Total Return Portfolio – Advisor Class
Rydex VT Inverse Government Long Bond Strategy Fund
Templeton Developing Markets VIP Fund – Class 1
Templeton Developing Markets VIP Fund – Class 2
Templeton Foreign VIP Fund – Class 1
Templeton Foreign VIP Fund – Class 2
Templeton Global Bond VIP Fund – Class 1
Templeton Growth VIP Fund – Class 1
Templeton Growth VIP Fund – Class 2
TVST Touchstone Balanced Fund
TVST Touchstone Bond Fund
TVST Touchstone Common Stock Fund
TVST Touchstone Small Company Fund
Virtus SGA International Growth Series – Class A Shares (1)
Virtus Duff & Phelps Real Estate Securities Series – Class A Shares
Virtus KAR Capital Growth Series – Class A Shares
Virtus KAR Small-Cap Growth Series – Class A Shares
Virtus KAR Small-Cap Value Series – Class A Shares
Virtus Newfleet Multi-Sector Intermediate Bond Series – Class A Shares
Virtus KAR Enhanced Core Equity Series – Class A Shares (1)
Virtus Strategic Allocation Series – Class A Shares
Wanger International
Wanger Select
Wanger USA

(1) See Note 10 to the financial statements for the former name of the sub-account.
(2) Statement of changes in net assets for the year ended December 31, 2020 and for the period from April 30, 2019 (commencement of operations) to December 31, 2019.

NASSAU LIFE VARIABLE ACCUMULATION ACCOUNT
Nassau Life Insurance Company
One American Row
Hartford, Connecticut 06103-2899
1851 Securities, Inc.
One American Row
Hartford, Connecticut 06102
Underwriter
Independent Registered Public Accounting Firm
KPMG LLP
1 Financial Plaza 755 Main Street, 11th Floor
Hartford, CT 06103

Nassau Life Insurance Company
PO Box 22012
Albany, NY 12201-2012
Not insured by FDIC/NCUSIF or any federal government agency.
No bank guarantee. Not a deposit. May lose value.
Nassau Life Insurance Company
A member of The Nassau Companies of New York
www.nfg.com
OL4261 © 2020 The Nassau Companies of New York	12-20